o BT ADVISOR FUNDS o

                              SMALL CAP INDEX FUND

                               SEMI-ANNUAL REPORT
                                  JUNE o 1998

--------------------------------------------------------------------------------
Small Cap Index Fund

Table of Contents
--------------------------------------------------------------------------------

            Letter to Shareholders                                 3

            Small Cap Index Fund
               Statement of Assets and Liabilities                 6
               Statement of Operations                             7
               Statements of Changes in Net Assets                 7
               Financial Highlights                                8
               Notes to Financial Statements                       9

            Small Cap Index Portfolio
               Schedule of Portfolio Investments                  11
               Statement of Assets and Liabilities                30
               Statement of Operations                            30
               Statements of Changes in Net Assets                31
               Financial Highlights                               31
               Notes to Financial Statements                      32

                                ---------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

--------------------------------------------------------------------------------
Small Cap Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Advisor Small Cap Index Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY

As the U.S. economic expansion embarked on its seventh straight year, most of the major equity market indices posted positive gains for the first half of 1998, although small capitalization stocks lagged their larger cap brethren.

With strong economic conditions, little sign of inflation, and interest rate fears at bay, stocks climbed despite concerns of an imminent market correction. The S&P 500 Index(1) crossed the 1000 mark for the first time in February 1998, and the Dow Jones Industrial Average hit the 9,000 milestone in early April 1998. The Russell 2000 Index produced double-digit returns.

                                 --------------
                                   Objective

Seeks to replicate as closely as possible (before deduction of expenses of the Fund and Portfolio) the total return of the Russell 2000 Index.
                                 --------------

Volatility, however, plagued the small cap market virtually throughout.
o Concerns over the impact of Asia's financial troubles on the small cap sector turned investor sentiment toward larger companies in the first quarter.

o Uncertainty related to earnings growth, as a result of such high profile companies as Intel and Compaq issuing warnings about softness in business conditions, also impacted small cap stocks overall. (It should be noted that these companies were not included in this Fund's portfolio as of 6/30/98.)

                                 --------------
                             Investment Instruments

Primarily equity securities, consisting of common stock of current Russell 2000 companies.
                                 --------------

o Underperformance in energy-related stocks led to a drop in the second quarter.

  TEN LARGEST STOCK HOLDINGS
  Reinsurance Group of America      Minnesota Power & Light Co.
  Fingerhut Companies, Inc.         Camden Property Trust
  United Bankshares, Inc.           Western Wireless Corp.
  ICG Communications, Inc.          Nevada Power Co.
  Lee Enterprises                   United Dominion RealtyTrust

Other factors impacted both the large and small capitalization sectors of the equities market. Towards the end of April, fears of a tightening by the Federal Reserve Board sparked a huge drop in the market. But a lower than expected employment cost index helped stocks rebound on April 30. Equities were then down again in May, primarily due to volatility in the technology sector. Stocks rebounded quickly again, as the General Motors strike helped calm expectations of a Fed tightening at the end of June. The Federal Reserve Board remained on hold throughout.

Within the small capitalization sector, growth stocks outperformed in the first quarter, while value stocks outperformed in the second. Consumer discretionary, auto and transportation, and utilities were the leading groups for the period. The weakest performing sectors included consumer staples, health care, and integrated oils. The annual rebalancing of the Russell 2000 Index by the Frank Russell Company contributed to a 57% turnover rate for the twelve months ended June 30, 1998. This turnover was slightly higher compared to the previous year.



INVESTMENT REVIEW

  Periods ended June 30, 1998          Cumulative Total Retums                   Average Annual Total Retums
-----------------------------------------------------------------------------------------------------------------
                                 Past 6         Past 1         Since              Past 1             Since
                                 months          year        inception             year            inception
-----------------------------------------------------------------------------------------------------------------
  BT Small Cap Index Fund(2)
   Institutional Class Shares
   (inception 7/10/96)            3.85%         15.86%        40.34%              15.86%            18.76%
-----------------------------------------------------------------------------------------------------------------
   Advisor Class Shares
   (inception 8/13/96)            4.22%         16.15%        44.05%              16.15%            21.28%
-----------------------------------------------------------------------------------------------------------------
  Russell 2000 Index(3)           4.93%         16.51%                            16.51%
   Institutional Class Shares                                 41.13%                                19.69%
   Advisor Class Shares                                       43.22%                                21.65%
-----------------------------------------------------------------------------------------------------------------
  Lipper Small Cap Average(4)     6.45%         17.63%                            17.63%
   Institutional Class Shares                                 45.79%                                21.52%
   Advisor Class Shares                                       37.77%                                18.86%

--------------------------------------------------------------------------------
Small Cap Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

MANAGER OUTLOOK

As expectations regarding earnings growth tempered toward the end of the semi-annual period, investors began to look toward a rebound in business later in the year. As a result, negative sentiment surrounding Asia decreased, and the small cap sector benefited. Based on this positive investor sentiment--plus expected superior earnings growth and attractive relative valuations--we remain optimistic about small cap growth companies. In general, the companies the Fund owns are experiencing strong fundamental earnings growth and are expressing upbeat outlooks for the remainder of the year. In addition, for the near term, solid growth, low inflation, and accommodative interest rates should continue to form an almost ideal backdrop for the U.S. equity markets.

With the Federal Reserve Board on hold, stable interest rates should provide some support for U.S. equities. However there are a few long-term factors that may impact the market.

o Stocks face the prospect of more moderate earnings growth, as the economy inevitably slows from its first quarter GDP growth rate of more than 5% and as rising labor costs squeeze corporate profit margins.

o Financial turmoil in Asia and questions about Japan getting its economy back on track will continue to dominate financial markets around the globe.

o Once the perception of the Asian crisis shifts to a more positive note, the U.S. stock market could face tougher sledding, as investors begin to weigh the likelihood of a shift to tighter monetary policy by the Federal Reserve Board.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

As always, we appreciate your ongoing support of the BT Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.

                                 /s/ Frank Salerno
                                 _________________
                                 Frank Salerno
               Portfolio Manager of the Small Cap Index Portfolio
                                 June 30, 1998

--------------
(1) The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.
(2) Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions.
(3) The Russell 2000 Index is an unmanaged index that measures small capitalization equities. This index is unmanaged, and investments cannot be made in an index. Investments in small companies generally carry greater risk than is customarily associated with larger companies, such as narrower markets, limited financial resources, and less liquid stocks.
(4) Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
Small Cap Index Fund

Letter to Shareholders (unaudited)
--------------------------------------------------------------------------------

                    Diversification of Portfolio Investments
                         By Sector as of June 30, 1998
                    (percentages are based on market value)


                            [PIE CHART APPEARS HERE]


Metals 2%                                                        Chemicals 2%
Energy 3%                                                   Transportation 3%

Consumer Durables 8%                                       Forest Products 1%
Retail Trade  5%
                                                                Finance &
Utilities 6%                                                     Building 26%
Health Care 8%                                               Capital Goods 6%

Consumer Non-Durables  28%                 Business Equipment and Services 2%






--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund - Institutional Class and Advisor Class, and the Russell 2000 Index since July 31, 1996 and August 31, 1996, respectively.


                        Annualized Total Return for the
                           Period Ended June 30, 1998

                         Institutional          Advisor
                         Six Months           Six Months
                            4.22%                3.85%
                         Since 7/10/96*      Since 8/8/96*
                          18.76%**             21.28%**

*  The Fund's inception date.
** Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                              [GRAPHS APPEAR HERE]

Small Cap Index Fund-Institutional Class-$14,034    Russell 2000 Index - $14,113

    7/96          $10,000                                    $10,000
    9/96           11,000                                     10,994
   12/96           11,523                                     11,566
    3/97           11,005                                     10,968
    6/97           12,750                                     12,746
    9/97           13,923                                     13,917
   12/97           13,465                                     13,451
    3/98           14,772                                     14,808
    6/98           14,034                                     14,113


Small Cap Index Fund-Advisor Class-$14,405          Russell 2000 Index - $14,322

    8/96          $10,000                                    $10,000
    9/96           10,393                                     10,391
   12/96           10,902                                     10,931
    3/97           10,527                                     10,366
    6/97           12,195                                     12,047
    9/97           14,293                                     14,124
   12/97           13,871                                     13,651
    3/98           15,189                                     15,024
    6/98           14,405                                     14,322


Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.

--------------------------------------------------------------------------------
Small Cap Index Fund

Statement of Assets and Liabilities June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Small Cap Index Portfolio, at Value                                                   $   118,033,828
   Prepaid Expenses and Other                                                                                   19,221
   Due from Bankers Trust, Net                                                                                 160,484
                                                                                                       ---------------
Total Assets                                                                                               118,213,533
Liabilities
   Accrued Expenses                                                                                             23,870
                                                                                                       ---------------
Net Assets                                                                                             $   118,189,663
                                                                                                       ===============
Composition of Net Assets
   Paid-in Capital                                                                                     $   105,727,179
   Undistributed Net Investment Income                                                                         436,707
   Undistributed Net Realized Gain from Investment and Futures Contracts                                     5,797,013
   Net Unrealized Appreciation on Investments and Futures Contracts                                          6,228,764
                                                                                                       ---------------
Net Assets                                                                                             $   118,189,663
                                                                                                       ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
   Institutional Class Shares+                                                                         $         11.63
                                                                                                       ===============
   Advisor Class++                                                                                     $         12.15
                                                                                                       ===============


--------------
+ Net asset value, offering and redemption price per share (based on net assets of $117,044,911 and 10,060,169 shares of beneficial interest outstanding)

++ Net asset value, offering and redemption price per share (based on net assets of $1,144,752 and 94,252 shares of beneficial interest outstanding)

               See Notes to Financial Statements on Pages 9 and 10

--------------------------------------------------------------------------------
Small Cap Index Fund

Statement of Operations For the six month period ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Small Cap Index Portfolio, net                                          $       383,817
                                                                                                 ---------------
Expenses
   Administration and Services Fees
     Institutional Class                                                                                  53,066
     Advisor Class                                                                                         1,563
   Transfer Agent Fees                                                                                    28,997
   Registration Fees                                                                                      19,990
   Professional Fees                                                                                      18,054
   Miscellaneous                                                                                           2,945
                                                                                                 ---------------
   Total Expenses                                                                                        124,615
   Less:  Expenses Absorbed by Bankers Trust
     Institutional Class                                                                                 (79,508)
     Advisor Class                                                                                        (3,119)
                                                                                                 ---------------
   Net Expenses                                                                                           41,988
                                                                                                 ---------------
Net Investment Income                                                                                    341,829
                                                                                                 ---------------
Realized and Unrealized Gain on Investment and Futures Contracts
   Net Realized Gain from Investment Transactions                                                      5,933,921
   Net Realized Gain from Futures Transactions                                                           190,985
   Net Change in Unrealized Appreciation/Depreciation on Investment and Futures Contracts             (2,197,402)
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investment and Futures Contracts                                   3,927,504
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     4,269,333
                                                                                                 ===============


--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the six            For the
                                                                                          months ended          year ended
                                                                                       June 30, 1998(1)     December 31, 1997
                                                                                       ----------------     -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                               $      341,829       $      774,300
   Net Realized Gain from Investment and Futures Transactions                               6,124,906            5,721,943
   Net Change in Unrealized Appreciation/Depreciation on Investment
         and Futures Contracts                                                             (2,197,402)           5,946,591
                                                                                       --------------       --------------
Net Increase in Net Assets from Operations                                                  4,269,333           12,442,834
                                                                                       --------------       --------------
Distributions to Shareholders
   Net Investment Income
      Institutional Class                                                                          --             (709,155)
      Advisor Class                                                                                --               (6,650)
   Net Realized Gain from Investment Transactions
      Institutional Class                                                                          --           (5,870,446)
      Advisor Class                                                                                --             (191,778)
                                                                                       --------------       --------------
Total Distributions                                                                                --           (6,778,029)
                                                                                       --------------       --------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase (Decrease) Resulting from Institutional Class Shares                       74,520,148          (28,984,375)
   Net Increase (Decrease) Resulting from Advisor Class Shares                               (245,435)           1,330,285
                                                                                       --------------       --------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial Interest         74,274,713          (27,654,090)
                                                                                       --------------       --------------
Total Increase (Decrease) in Net Assets                                                    78,544,046          (21,989,285)
Net Assets
Beginning of Period                                                                        39,645,617           61,634,902
                                                                                       --------------       --------------
End of Period (including accumulated net investment income of $436,707 and
  $94,878 for the periods ended June 30, 1998 and December 31, 1997,
  respectively)                                                                        $  118,189,663       $   39,645,617
                                                                                       ==============       ==============


--------------
(1) Unaudited

              See Notes to Financial Statements on Pages 9 and 10

--------------------------------------------------------------------------------
Small Cap Index Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.

                                                     Institutional Class Shares                    Advisor Class Shares
                                           --------------------------------------------- -------------------------------------------
                                              For the                  For the period      For the                  For the period
                                             six months    For the     July 10, 1996      six months   For the      August 8, 1996
                                               ended     year ended    (Commencement        ended     year ended    (Commencement
                                              June 30,    Dec. 31,   of Operations) to     June 30,    Dec. 31,   of Operations) to
                                              1998(2)       1997       Dec. 31, 1996       1998(2)       1997        Dec. 31, 1996
                                             ----------  ----------  -----------------    ----------  ----------  -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period          $11.13      $10.90          $10.00           $11.69       $11.04           $10.00
                                              ------      ------          ------           ------       ------           ------
Income from Investment Operations
   Net Investment Income                        0.04        0.23            0.04             0.07         0.08             0.02
   Net Realized and Unrealized Gain (Loss) on
      Investments and Futures Transactions      0.43        2.21            0.90             0.38         2.63             1.06
                                              ------      ------          ------           ------       ------           ------
Total from Investment Operations                0.47        2.44            0.94             0.45         2.71             1.08
Distributions to Shareholders
   Net Investment Income                          --       (0.21)          (0.04)              --        (0.06)           (0.04)
   Net Realized Gain from Investment
      Transactions                                --       (2.00)          (0.00)(1)           --        (2.00)           (0.00)(1)
                                              ------      ------          ------           ------       ------           ------
Total Distributions                               --       (2.21)          (0.04)              --        (2.06)           (0.04)
                                              ------      ------          ------           ------       ------           ------
Net Asset Value, End of Period                $11.60      $11.13          $10.90           $12.14       $11.69           $11.04
                                              ======      ======          ======           ======       ======           ======
Total Investment Return                         4.22%      23.00%           9.47%            3.85%       25.11%           10.87%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)  $117,045    $ 38,312       $  61,558         $  1,145      $ 1,334          $    77
   Ratios to Average Net Assets:
      Net Investment Income                     1.24%(3)    1.35%           1.71%(3)        1.03%(3)      1.13%            1.61%(3)
      Expenses, Including Expenses of the
        Small Cap Index Portfolio               0.25%(3)    0.25%           0.25%(3)        0.45%(3)      0.45%            0.45%(3)
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust                        0.43%(3)    0.32%           0.62%(3)        0.63%(3)      0.53%           22.69%(3)

--------------
(1)  Less than $0.01.
(2)  Unaudited
(3)  Annualized.


               See Notes to Financial Statements on Pages 9 and 10

--------------------------------------------------------------------------------
Small Cap Index Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT  ACCOUNTING POLICIES

A.  ORGANIZATION

BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Small Cap Index Fund offers two classes of shares to investors; Institutional Class and Advisor Class shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on July 10, 1996. The Fund invests substantially all of its assets in the Small Cap Index Portfolio (the "Portfolio").

The Small Cap Index Institutional shares and the Small Cap Index Advisor shares commenced operations and began offering shares of beneficial interest on July 10, 1996 and August 8, 1996, respectively.

The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At June 30, 1998, the Fund's proportionate interest in the Portfolio's net assets was 66.95%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

D.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

E.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributed to the Trust are allocated among all the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20% and 0.25% of average daily net assets of the Small Cap Index Institutional Class and Advisor Class, respectively. At June 30, 1998, Bankers Trust owed the Fund $160,484, net of Administration and Service Fees of $7,958 relating to waived and reimbursed expenses.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20% of the average daily net assets of each Class, for expenses incurred in connection with any activities primarily intended to result in the sale of shares of each Class. For the six-month period ended June 30, 1998, there were no reimbursable expenses incurred under this agreement.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

The Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions, and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged, or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows: Institutional Class of Shares to 0.15% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.25% of the average daily net assets of the Class, including expenses of the Portfolio; and Advisor Class of Shares to 0.35% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.45% of the average daily net assets of the Class, including expenses of the Portfolio. For the six-month period ended June 30, 1998, expenses have been reduced by $79,508 and $3,119 for the Institutional Class and Advisor Class, respectively.

--------------------------------------------------------------------------------
Small Cap Index Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                     Institutional Class Shares
                     ---------------------------------------------------------
                       For the six-month period       For the year ended
                         ended June 30, 1998+          December 31, 1997
                     ---------------------------------------------------------
                        Shares         Amount        Shares          Amount
                     ----------    ------------    ----------     ------------
Sold                  8,689,956    $ 99,745,218     3,183,286     $ 35,513,549
Reinvested                   --              --       595,577        6,579,579
Redeemed             (2,072,620)    (25,225,070)   (5,981,038)     (71,077,503)
                     ----------    ------------    ----------     ------------
Increase (Decrease)   6,617,336    $ 74,520,148    (2,202,175)    $(28,984,375)
                     ==========    ============    ==========     ============



                                        Advisor Class Shares
                     ---------------------------------------------------------
                       For the six-month period       For the year ended
                         ended June 30, 1998+          December 31, 1997
                     ---------------------------------------------------------
                        Shares         Amount        Shares          Amount
                     ----------    ------------    ----------     ------------
Sold                     30,016    $    354,566       141,980     $  1,812,603
Reinvested                   --              --        15,296          174,689
Redeemed                (49,888)       (600,001)      (50,143)        (657,007)
                     ----------    ------------    ----------     ------------
Increase (Decrease)     (19,872)   $   (245,435)      107,133     $  1,330,285
                     ==========    ============    ==========     ============

--------------
+ Unaudited.


NOTE 4--IN-KINDTRANSACTION

On June 30, 1998, a shareholder of the Small Cap Index Fund--Institutional Class contributed $48,401,529 in securities in exchange for 4,172,546 fund shares. The contribution was treated as an in-kind transfer and accounted for approximately.

NOTE 5--SUBSEQUENT EVENT

Effective July 10, 1998, the Fund's Advisor Class was closed and all Advisor Class shareholders were exchanged into the Fund's Institutional Class based on a 1 to 1.0481 exchange ratio. As a result of the exchange, 99,056 shares of the Institutional Class representing $1,153,009 in net assets were issued at the net asset value of $11.64 per share.

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
           COMMON STOCK - 98.44%
           Advertising - 0.22%
   2,500   Catalina Marketing Corp.*                             $    129,843
     100   Grey Advertising, Inc.                                      39,600
   4,025   HA-LO Industries, Inc.*                                    125,278
      50   Lamar Advertising Co.*                                       1,794
   1,500   May & Spek, Inc.*                                           29,813
      75   Outdoor Systems, Inc.*                                       2,100
                                                                 ------------
                                                                      328,428
                                                                 ------------
           Aerospace - 0.83%
   3,650   AAR Corp.                                                  107,901
   1,900   Alliant Techsystems, Inc.*                                 120,175
   1,900   Atlantic Coast Airlines                                     57,000
   1,760   Banner Aerospace, Inc.                                      22,660
   4,500   BE Aerospace, Inc.*                                        131,063
   7,600   Commscope, Inc.                                            123,021
   1,800   Eagle USA Airfreight*                                       62,437
   2,066   Fairchild Corp. - Class A*                                  41,707
   5,700   Kaman Corp. - Class A                                      108,477
   2,350   Midwest Express Holdings                                    85,039
   3,600   OEA, Inc.                                                   57,600
     800   Primex Technologies, Inc.                                   41,000
   3,400   Remec, Inc.*                                                38,675
   3,800   Skywest, Inc.                                              106,400
  10,100   Trans World Airlines                                       104,788
   2,300   Tristar Aerospace Co.                                       35,650
                                                                 ------------
                                                                    1,243,593
                                                                 ------------
           Agriculture - 0.37%
   6,100   Agribiotech, Inc.                                          168,891
   2,400   Agribrands International                                    72,600
   3,600   Cadiz Land Company, Inc.                                    41,623
   2,400   Dekalb Genetics Corp.                                      227,100
      77   Delta & Pine Land Co.                                        3,427
   1,300   Tejon Ranch Co.                                             34,450
                                                                 ------------
                                                                      548,091
                                                                 ------------
           Apparel, Textiles - 1.61%
   4,000   Authentic Fitness Corp.                                     63,248
   4,500   Brown Group, Inc.                                           89,438
  20,300   Charming Shoppes, Inc.*                                     96,425
   3,400   Dan River, Inc. - Class A                                   57,800
   4,500   Footstar, Inc.*                                            216,000
   1,500   GC Companies, Inc.*                                         77,813
   3,400   Genesco, Inc.*                                              55,461
  21,100   Hanover Direct, Inc.                                        71,213
   3,500   Hartmarx Corp.*                                             26,467
   9,200   Interface, Inc.                                            185,720
   4,400   Kellwood Co.                                               157,300
   3,300   Lands' End, Inc.*                                          104,363
   4,700   Nautica Enterprises, Inc.*                                 126,016
   1,800   Oshkosh B'Gosh, Inc. - Class A                              80,100
   4,600   Phillips-Van Heusen Corp.                                   67,850



  Shares          Description                                     Value
  ------          -----------                                     -----
   1,000   Pillowtex Corp.                                           $ 40,125
   2,100   Quaker Fabric Corp.                                         30,318
   2,900   Quiksilver, Inc.*                                           57,817
   6,400   Russell Corp.                                              193,197
   2,800   Springs Industries, Inc. - Class A                         129,150
   2,200   St John Knits, Inc.                                         84,975
   6,400   Stride Rite Corp.                                           96,397
     600   Timberland Co. - Class A*                                   43,162
   2,300   Wet Seal, Inc. - Class A*                                   73,600
   8,200   Wolverine World Wide, Inc.                                 177,833
                                                                 ------------
                                                                    2,401,788
                                                                 ------------
           Auto Related - 2.07%
   3,400   Aaron Rents, Inc.                                           68,000
   5,400   Avis Rent A Car, Inc.                                      133,650
   2,900   Borg Warner Automotive                                     139,380
   3,600   Breed Technologies                                          55,123
   3,900   Budget Group, Inc. - Class A*                              124,554
   1,700   CSK Auto Corp.                                              42,925
   4,200   Delco Remy International, Inc.                              54,075
   1,100   Detroit Diesel Corp.*                                       23,718
   3,500   Dollar Thrifty Automotive Group                             46,375
   3,500   Exide Corp.                                                 58,842
   2,000   Group 1 Automotive, Inc.                                    32,000
   2,500   Intermet Corp.                                              45,313
   3,500   International Speedway Corp. -
            Class A                                                    99,530
   6,100   Kaydon Corp.                                               215,403
   2,600   Keystone Automotive Industries., Inc.                       60,125
   4,300   MascoTech, Inc.                                            103,200
   2,300   Midas, Inc.                                                 46,288
   8,850   Miller Industries, Inc.*                                    68,588
   3,000   Modine Manufacturing Co                                    103,875
   4,260   Myers Industries, Inc.                                     102,240
   1,300   National R.V. Holdings, Inc.                                58,663
   1,900   O'Reilly Automotive, Inc.*                                  68,400
   5,000   Polaris Industries, Inc.                                   188,125
   2,700   Rental Service Corp.                                        90,788
   2,300   Rent - Way, Inc.                                            70,150
   2,400   Simpson Industries, Inc.                                    32,849
   2,200   Smith (A.O.) Corp.                                         113,711
   1,700   SPX Corp.                                                  109,438
   2,900   Standard Motor Products Inc.                                64,525
   2,300   Standard Products Co                                        64,688
   4,200   Stewart & Stevenson Services, Inc.                          75,600
   2,800   Superior Industries International, Inc.                     78,924
   3,300   Titan International, Inc.                                   56,100
   3,100   Tower Automotive, Inc.*                                    132,913
   5,100   Tyler Corp.                                                 52,591
   2,700   United Auto Group, Inc.*                                    59,063
   3,100   Wabash National Corp.                                       79,825
   3,525   Wynn's International, Inc.                                  67,856
                                                                 ------------
                                                                    3,087,413
                                                                 ------------


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
           Banks - 3.93%
   2,100   Affiliated Community Bancorp                             $  76,388
   3,300   Affiliated Managers Group                                  122,513
   2,100   Area Bancshares Corp.                                       71,400
   1,500   Bancfirst Ohio Corp.                                        50,531
   2,700   Bank Plus Corp.                                             33,075
       2   BankBoston Corp.                                               111
   3,020   Brenton Banks, Inc.                                         61,720
   2,500   BT Financial Corp.                                          66,250
     900   Capital City Bank Group, Inc.                               28,238
   2,400   Carolina First Co.                                          60,900
   2,000   Cathay Bancorp, Inc.                                        93,000
   2,100   Century South Banks, Inc.                                   79,800
   4,000   Charter Municipal Mortgage
            Acceptance                                                 56,248
       1   Charter One Financial, Inc.                                     17
   1,900   Chittenden Corp.                                            66,500
   1,600   Citizens Bancshares/Ohio                                    52,800
   1,500   City Holding Co.                                            69,750
   4,800   Commonwealth Bancorp, Inc.                                 110,098
   2,450   Community Trust Bancorp, Inc.                               81,463
     400   D & N Financial Corp.                                       10,725
   2,100   Evergreen Bancorp, Inc.                                     60,505
     315   F&M Bancorp                                                 14,037
     800   Farmers Capital Bank Corp.                                  39,000
   3,000   First Commerce Bancshares, Inc.                             87,936
   3,000   First Commonwealth Financial Corp.                          84,750
   1,600   First Citizens Bancshares                                  160,099
   4,700   First Federal Capital Corp.                                 84,304
   5,194   First Financial Bancorp                                    134,395
   1,200   First Financial Bankshares, Inc.                            49,200
   2,700   First Financial Holdings, Inc.                              64,125
   2,900   First Hawaiian, Inc.                                       105,488
   1,900   First Merchants Corp.                                       86,925
     900   Flagstar Bancorp, Inc.                                      21,938
   2,199   FNB Corp.                                                   73,383
   3,600   GBC Bancorp                                                 95,400
   2,409   Harbor Florida Bancorp, Inc.                                28,756
   1,900   Harleysville National Corp.                                 80,750
   3,858   Heritage Financial Services, Inc.                          132,618
       1   Huntington Bancshares, Inc.                                     34
  12,400   Independence Community Bank                                210,800
   1,500   International Bancshares Corp.                              99,188
   1,000   Interwest Bancorp, Inc.                                     43,375
     900   Investors Financial Services Corp.                          47,700
   1,200   Jeffbanks                                                   58,950
   2,400   Jefferson Savings Bancorp, Inc.                             75,000
   2,500   Mainstreet Bank Group, Inc.                                 73,750
   2,100   Maryland Federal Bancorp                                    83,213
   2,372   Merchantile Bancorp                                        119,509
   1,600   MidAmerica Bancorp                                          51,800
   1,700   Mississippi Valley Bancshares                               67,150
   2,100   National Bancorp of Alaska, Inc.                            64,838
   3,133   NBT Bancorp, Inc.                                           79,500
   4,300   Ocean Financial Corp.                                       82,238



  Shares          Description                                     Value
  ------          -----------                                     -----
   3,584   Old National Bancorp                                    $  171,136
   1,300   Omega Financial Corp.                                       46,963
   1,150   Oriental Financial Group                                    42,406
   1,700   Park National Corp.                                        171,593
   1,375   Peoples First Corp.                                         48,125
   3,000   PFF Bancorp, Inc.                                           55,875
   1,300   Premier Bancshares, Inc.                                    34,450
   1,300   Reliance Bancorp, Inc.                                      49,806
   1,200   Republic Bancshares, Inc.                                   32,550
   3,300   Richmond County Financial Corp.                             61,667
   2,600   Riggs Nationsl Corp.                                        75,967
   1,910   S & T Bancorp, Inc.                                        105,528
   2,200   Sandy Spring Bancorp                                        76,725
   2,400   Santa Barbara Bancorp                                       69,000
   1,500   Simmons First National Corp. -
            Class A                                                    71,250
   2,100   Sis Bancorp, Inc.                                           81,375
   3,900   Southwest Bancorp Of Texas                                  73,367
   5,800   Staten Island Bancorp, Inc.                                131,950
   1,900   Sterling Bancorp New York                                   49,400
   2,900   Sterling Bancshares, Inc.                                   45,675
   2,550   Triangle Bancorp, Inc.                                      80,006
   2,100   Trust Company of New Jersey                                 56,700
   2,500   United National Bancorp New Jersey                          73,125
     900   U.S. Bancorp, Inc.                                          69,581
   6,000   Webster Financial Corp.                                    199,500
   8,300   Western Bank Puerto Rico                                   140,063
                                                                 ------------
                                                                    5,865,964
                                                                 ------------
           Beverages - 0.21%
   2,400   Beringer Wine Estates - Class B                            105,749
   4,700   Coors (Adolph) Co. - Class B                               159,800
   1,800   Robert Mondavi Co. - Class A*                               51,075
                                                                 ------------
                                                                      316,624
                                                                 ------------
           Biopharmaceuticals - 0.46%
   3,200   AmeriSource Health Corp.- Class A*                         210,198
   4,200   Incyte Pharmaceuticals, Inc.*                              143,325
   5,500   Liposome Company, Inc.*                                     29,733
   5,400   NeXstar Pharmaceuticals, Inc.*                              53,827
   3,800   Protein Design Labs, Inc.*                                  91,553
   3,400   Roberts Pharmaceutical Corp.*                               78,200
   3,400   Vertex Pharmaceuticals, Inc.*                               76,500
                                                                 ------------
                                                                      683,336
                                                                 ------------
           Building & Construction - 1.96%
   3,100   American Homestar Corp.                                     74,205
     800   Butler Manufacturing Co.                                    27,250
   2,700   CalMat Co.                                                  59,400
   1,700   Centex Construction Products                                65,450
   3,900   Consolidation Capital Corp.                                 87,688
   7,800   Dal-Tile International, Inc.*                               76,534
   1,600   Dycom Industries, Inc.                                      54,000
   2,350   Elcor Corp.                                                 59,338


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   1,900   Florida Rock Industries                                 $   55,455
   2,600   Holophane Corp.                                             66,300
   2,750   Hughes Supply, Inc.                                        100,719
   5,200   Insituform Technology                                       71,984
   3,000   Integrated Electrical Services, Inc.*                       60,375
   5,300   Kaufman & Broad Home Corp.                                 168,275
   3,500   LNR Corp.                                                   89,688
   2,000   Lone Star Industries, Inc.                                 154,124
   1,800   NCI Building Systems, Inc.*                                103,950
   1,300   NVR, Inc.*                                                  53,381
   8,300   Oakwood Homes                                              249,000
   3,075   Palm Harbor Homes, Inc.*                                   131,072
     600   Puerto Rican Cement Co, Inc.                                28,350
   2,000   Ryland Group, Inc.                                          52,500
   1,500   Service Experts, Inc.                                       51,750
     600   Simpson Manufacturing Co, Inc.*                             23,175
   2,000   Skyline Corp.                                               65,250
   2,024   Southdown, Inc.                                            144,463
   3,400   Standard-Pacific Corp.                                      70,125
   2,800   Texas Industries, Inc.                                     148,400
   2,400   Thor Industries, Inc.                                       66,449
   3,200   TJ International, Inc.                                      96,400
   3,200   Toll Brothers, Inc.*                                        91,798
   2,000   Triangle Pacific Corp.*                                    110,000
   1,900   U.S. Home Corp.*                                            78,375
   1,500   Universal Forest Products, Inc.                             24,563
   2,500   Webb (Del E.) Corp.                                         64,843
                                                                 ------------
                                                                    2,924,629
                                                                 ------------
           Brewery - 0.15%
   2,300   Boston Beer Company, Inc. - Class A*                        29,325
   3,000   Canandaigua Brands, Inc. - Class A*                        147,561
     200   Farmer Brothers Co.                                         47,800
                                                                 ------------
                                                                      224,686
                                                                 ------------
           Broadcasting - 0.59%
   3,200   Ackerley Communications                                     67,200
   3,000   ADVO, Inc.*                                                 84,561
     900   BET Holdings, Inc. - Class A*                               56,643
   6,400   Century Communications - Class A*                          120,000
   1,200   Cox Radio, Inc. - Class A*                                  51,900
   1,300   Paxson Communications Corp.*                                15,763
      25   Saga Communications, Inc.*                                     350
   7,000   Spelling Entertainment Group*                               65,625
   8,100   United International Holdings*                             129,600
   1,100   United Television, Inc.                                    125,950
   3,100   Westwood One, Inc.*                                         78,176
   1,400   Young Broadcasting Corp.*                                   91,000
                                                                 ------------
                                                                      886,768
                                                                 ------------
           Chemical-Specialty - 0.58%
   2,900   Albemarle Corp.                                             63,980
   2,700   Aviron*                                                     84,205
     800   Bush Boake Allen                                            23,450




  Shares          Description                                     Value
  ------          -----------                                     -----
   4,200   Church & Dwight Co, Inc.                                $  135,975
   6,200   Dura Pharmaceutic*                                         138,725
   7,500   Ferro Corp.                                                189,840
   2,800   Fuller (H B) Co.                                           155,224
   2,700   Ventana Medical Systems*                                    75,600
                                                                 ------------
                                                                      866,999
                                                                 ------------
           Chemicals & Toxic Waste - 1.40%
   4,200   Cambrex Corp.                                              110,250
   2,700   Chemed Corp.                                                91,967
   4,700   ChemFirst, Inc.                                            118,675
   5,000   Dexter Corp.                                               159,060
   8,400   Ethyl Corp.                                                 51,450
   3,200   Geon Co.                                                    73,398
   4,200   Georgia Gulf Corp.                                          95,810
   6,000   Hanna (M.A.) Co.                                           109,872
   4,600   Lawter International, Inc.                                  50,025
   1,950   LeaRonal, Inc.                                              46,556
   3,100   Lilly Industries, Inc.- Class A                             67,038
   1,500   MacDermid, Inc.                                             42,375
   1,000   McWhorter Technologies*                                     26,437
   3,668   Mississippi Chemical Corp.                                  60,291
   3,400   Mycogen Corp.*                                              81,705
     300   NCH Corp.                                                   19,219
   3,000   NL Industries, Inc.*                                        60,000
   3,300   Octel Corp.                                                 65,588
   2,950   OM Group, Inc.                                             121,688
   7,400   Schulman (A) , Inc.                                        144,759
   2,500   Scotts Company (The)*                                       93,125
   2,300   Synetic, Inc.*                                             131,100
   7,000   Terra Industries, Inc.                                      63,000
   2,500   WD-40 Co.                                                   67,813
   6,100   Wellman, Inc.                                              138,391
                                                                 ------------
                                                                    2,089,592
                                                                 ------------
           Client Server Computing - 0.73%
   2,800   ChoicePoint, Inc.*                                         141,750
   4,000   Clarify, Inc.*                                              54,000
   2,100   Complete Business Solutions*                                75,468
   3,100   Concentric Network Corp.*                                   93,967
   2,600   Cotelligent Group, Inc.                                     59,800
   9,200   Electronics For Imaging                                    194,350
   4,600   Getty Images, Inc.                                         102,350
   2,100   Mastech Corp.*                                              59,063
   4,600   Micron Electronics, Inc.                                    55,485
   1,600   Norstran, Inc.                                              40,099
   5,800   Wallace Computer Services, Inc.                            137,750
   4,400   Xircom, Inc.*                                               68,473
                                                                 ------------
                                                                    1,082,555
                                                                 ------------
           Coal, Gas & Solar - 0.17%
   7,400   AGL Resources, Inc.                                        147,075
   7,600   Airgas, Inc.*                                              109,250
                                                                 ------------
                                                                      256,325
                                                                 ------------

              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
           Commercial Services - 1.73%
   2,700   ABM Industries, Inc.                                     $  75,263
   2,100   Access Health, Inc.*                                        53,550
   3,800   Anixter International, Inc.*                                72,436
     400   Berlitz International, Inc.*                                10,800
   3,400   Borg-Warner Security Corp.                                  76,925
   2,900   CDI Corp.*                                                  77,575
   3,100   Caribiner International, Inc.*                              54,250
   1,600   Central Parking Services                                    72,800
  18,900   Corporate Express*                                         239,784
   2,300   Daisytek International Corp.*                               58,505
     900   Data Processing Resources*                                  27,956
   1,200   Data Transmission Network Corp.*                            48,000
   2,600   Electro Rent Corp.*                                         58,336
   2,200   First Consulting Group, Inc.*                               57,750
   2,300   F.Y.I., Inc.                                                65,550
   1,600   Iron Mountains, Inc.*                                       71,600
     650   ITT Educational Services, Inc.*                             20,963
   3,850   Metamor Worldwide, Inc.                                    135,470
   2,000   Metzler Group, Inc.*                                        73,250
   7,300   Metromedia International Group, Inc.*                       87,140
   1,100   MGI Properties, Inc.                                        28,806
   4,500   NFO Worldwide, Inc.*                                        80,438
   3,800   Norrel Corp.                                                75,761
   3,300   Nova Corp.*                                                117,975
  13,300   Olsten Corp.                                               148,787
   3,600   Paymentech, Inc.                                            74,023
   3,000   Phymatrix Corp.*                                            26,436
   1,878   Primark Corp.*                                              58,804
   2,000   Profit Recovery Group International                         55,874
   4,583   Romac International, Inc.*                                 139,209
   2,700   Russ Berrie & Co, Inc.                                      67,500
   5,000   Sotheby's Holdings, Inc.                                   111,875
   2,000   Staffmark, Inc.*                                            73,250
   2,100   United Rentals, Inc.                                        88,200
                                                                 ------------
                                                                    2,584,841
                                                                 ------------
           Computer - 1.45%
   3,000   American Business Information, Inc. -
            Class B*                                                   48,000
   1,400   CDW Computer Centers*                                       70,000
   3,600   Computer Task Group, Inc.                                  120,600
   9,300   Data General Corp.*                                        138,914
   1,900   Dialogic Corp.*                                             56,525
   3,900   FileNet Corp.*                                             112,613
   4,900   HMT Technology Corp.*                                       41,038
   1,100   IDX Systems                                                 50,668
   3,300   Infoseek Corp.*                                            118,388
  11,400   Komag, Inc.                                                 60,910
   1,700   MICROS Systems, Inc.                                        56,258
  10,500   Oak Technology*                                             47,901
   4,200   Open Market, Inc.*                                          79,275
   3,900   Physician Computer Network, Inc.*                            1,463
   1,200   Pinnacle Systems, Inc.                                      38,850
   5,200   PMC-Sierra, Inc.*                                          243,750




  Shares          Description                                     Value
  ------          -----------                                     -----
   3,400   PRI Automation, Inc.*                                    $  58,011
   2,100   Radiant Systems, Inc.                                       30,450
   3,900   Sandisk Corp.*                                              53,867
   5,100   Security Dynamics Tech, Inc.*                               94,350
   9,100   Sequent Computer Systems, Inc.*                            109,764
   1,300   Splash Technology Holdings, Inc.*                           22,343
   5,500   Stratus Computer, Inc.*                                    139,216
   3,400   Sykes Enterprises, Inc.                                     68,211
   2,100   Telxon Corp.*                                               67,988
   4,600   Usweb Corp.*                                               108,960
   5,200   Wang Laboratories, Inc.*                                   132,272
                                                                 ------------
                                                                    2,170,585
                                                                 ------------
           Computer Services - 2.79%
   5,200   Acxiom Corp.*                                              129,672
   7,700   American Management Systems*                               230,515
   2,400   Anacomp, Inc.                                               56,700
   4,350   Analysts International Corp.                               123,431
   1,440   Applied Graphics Technologies, Inc.*                        65,880
   2,300   ATL Products, Inc. - Class A                                59,943
   4,100   BA Merchant Services, Inc. - Class A                        82,767
   1,280   Baan Company                                                45,760
   2,400   Barra, Inc.                                                 58,800
   2,200   Black Box Corp.*                                            73,011
   2,400   BRC Holdings, Inc.                                          46,049
   1,100   Centennial Technologies, Inc.*                               1,238
   1,000   Cnet, Inc.                                                  68,250
   6,800   Cognex Corp.*                                              125,800
   5,150   Computer Horizons Corp.*                                   190,869
   3,400   Computer Learning Centers, Inc.*                            84,575
     700   Computer Management Sciences, Inc.*                         16,625
   1,700   Dendrite International                                      63,963
   8,200   Diamond Multimedia Systems, Inc.*                           56,113
      60   DocuCorp. International                                        394
   1,700   DoubleClick, Inc.                                           84,468
   4,700   E Trade Group, Inc.*                                       107,804
   1,300   Earthlink Network, Inc.                                     99,775
   1,700   Electro Scientific Industries, Inc.*                        53,655
   2,800   Envoy Corp.*                                               132,650
   1,200   Evans & Sutherland Computer Corp.*                          30,224
     800   Factset Research Systems, Inc.                              26,000
   1,400   Fair Issac & Co, Inc.                                       53,200
   5,500   General Magic, Inc.                                         67,716
   1,800   Henry (Jack) & Associates                                   61,875
   3,900   Hutchinson Technology, Inc.*                               106,275
   1,900   Inacom Corp.*                                               60,325
  10,900   Inprise Corp.                                               80,388
   2,600   International Network Services*                            106,600
   1,800   Kronos, Inc.*                                               65,250
   8,200   Mentor Graphics Corp.*                                      86,608
   5,600   National Computer Systems, Inc.                            134,400
  12,200   Pairgain Technologies                                      212,731
     900   Pegasystems, Inc.                                           24,413
   3,900   Platinum Software Corp.                                     95,063
   1,600   QRS Corp.*                                                  60,200


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   2,980   Renaissance Worldwide, Inc.                              $  64,815
   3,700   Safeguard Scientifics, Inc.*                               154,242
   1,200   SCM Microsystems, Inc.                                      75,000
   3,550   Technology Solutions Co.*                                  112,489
   4,300   USCS International, Inc.*                                   88,954
   8,000   Vanstar Corp.*                                             116,496
   1,800   Whittman-Hart, Inc.*                                        87,075
   4,700   Xylan Corp.*                                               140,116
                                                                 ------------
                                                                    4,169,162
                                                                 ------------
           Computer Software - 4.74%
   5,700   Acclaim Entertainment, Inc.*                                33,841
   1,500   Advent Software, Inc.*                                      63,000
   1,600   American HomePatient, Inc.*                                 30,600
     900   Arbor Software Corp.*                                       28,293
   1,600   Aspect Development, Inc.                                   121,000
   3,900   Aspen Technologies, Inc.*                                  196,950
   5,000   Avant! Corp.*                                              123,750
   4,100   Avid Technology, Inc.*                                     137,350
   4,540   Axent Technologies                                         139,038
   2,900   BancTec, Inc.*                                              67,063
   7,000   BEA Systems, Inc.*                                         160,559
   2,700   Bell & Howell Company*                                      69,692
   5,825   Boole & Babbage, Inc.*                                     139,072
   3,600   Broadvision, Inc.                                           85,950
   2,800   Broderbund Software, Inc.*                                  63,874
   5,900   Checkfree Holdings Corp.*                                  173,678
   2,300   CMG Information Services                                   162,725
   2,000   Datastream Systems, Inc.                                    38,124
   2,900   DecisionOne Holdings Corp.*                                 58,000
   2,500   Digi International                                          50,625
   2,300   Documentum, Inc.*                                          110,400
   1,700   Excite, Inc.                                               158,950
   1,600   Exodus Communications, Inc.                                 71,600
   2,600   Gerber Scientific, Inc.                                     59,150
   1,600   Great Plains Software, Inc.                                 54,200
   3,500   GT Interactive Software Corp.*                              26,359
   3,950   Harbinger Corp.                                             95,539
   4,600   HNC Software, Inc.*                                        187,735
   1,500   Hyperion Software Corp.*                                    42,750
   4,200   Indus International, Inc.                                   50,400
   3,600   Industri-Matematik International Corp.*                     39,373
   1,925   Information Management
            Resources, Inc.*                                           65,088
   6,200   Information Resources, Inc.*                               114,700
  21,600   Informix Corp.                                             170,770
   3,700   Integrated Systems, Inc.*                                   56,888
   3,500   INTERSOLV, Inc.*                                            56,217
   4,600   Inter-Tel, Inc.*                                            73,600
   2,500   JDA Software Group, Inc.*                                  109,375
   1,500   Learning Tree International, Inc.*                          30,188
   6,200   Legato Systems, Inc.*                                      241,800
   2,218   Lycos Inc.*                                                167,182
   6,200   Macromedia, Inc.*                                          115,859
   3,400   Manugistics Group, Inc.*                                    84,150



  Shares          Description                                     Value
  ------          -----------                                     -----
   2,100   Mercury Interactive Corp.*                               $  93,713
   3,200   Meridian Industrial Trust                                   73,600
      40   MicroProse, Inc.*                                              177
   4,500   National Data Corp.                                        196,875
   2,200   National Instruments Corp.*                                 78,650
   3,700   Noemagic Corp.*                                             57,350
   4,100   Network Appliance, Inc.*                                   159,642
   2,300   Progress Software Corp.*                                    94,300
     900   Project Software & Development, Inc.*                       18,056
   5,800   PSINet, Inc.*                                               75,400
   2,300   Quadrame Corp.                                              62,818
  12,586   Rational Software Corp.*                                   191,937
   2,000   RealNetworks, Inc.                                          74,624
   3,000   Remedy Corp.                                                51,000
   2,100   Sapient Corp.*                                             110,775
   1,800   SEI Investments Co.                                        111,600
   5,300   Shiva Corp.*                                                44,388
      65   Siebel Systems, Inc.*                                        2,090
   5,400   Software AG Systems, Inc.                                  157,950
   1,000   SPS Transaction Services, Inc.*                             31,375
   1,400   SS&C Technologies                                           31,850
   6,700   Structural Dynamics Research Corp.*                        154,938
  15,400   Sybase, Inc.                                               107,307
   7,900   Symantec Corp.*                                            206,388
   4,500   System Software Associates, Inc.*                           32,063
   4,500   Systems & Computer Technology
            Corp.*                                                    121,500
   5,000   Transaction Systems Architects, Inc. -
            Class A                                                   192,500
   4,800   Vantive Corp.*                                              98,400
   3,600   Viasoft, Inc.*                                              58,273
   3,200   Visio Corp.*                                               152,800
   2,900   Wind River Systems*                                        104,038
      50   Yahoo!, Inc.*                                                7,875
                                                                 ------------
                                                                    7,079,709
                                                                 ------------
           Consumer Goods - 0.34%
   1,300   Bush Industries, Inc.                                       28,275
   4,000   Central Garden & Pet Co.*                                  124,500
   1,100   Fossil, Inc.*                                               27,363
   2,600   Herbalife International, Inc.- Class A*                     64,025
   1,700   Insight Enterprises, Inc.*                                  68,000
   2,500   Renters Choice, Inc.*                                       70,938
   2,900   Twinlab Corp.*                                             126,692
                                                                 ------------
                                                                      509,793
                                                                 ------------

           Consumer Services - 1.00%
   4,400   Billing Information Concepts*                               68,200
   3,200   The Bisys Group, Inc.                                      131,200
   1,700   Boron Lepore & Associates                                   64,600
   2,100   Brookdale Living Communities                                53,813
   2,700   Coinmach Laundry Corp.                                      63,788
   2,500   CoreComm, Inc.*                                             65,625
   4,750   Crawford & Co.                                              89,063
  10,500   DeVry, Inc.                                                230,339


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   4,650   Equity Corporation International*                     $    111,600
   2,500   G & K Services, Inc.                                       109,063
   1,400   Metro Information Services, Inc.*                           54,775
   1,050   Pinkerton's, Inc.*                                          21,788
   3,700   Prepaid Legal Services*                                    116,779
     600   Protection One, Inc.                                         6,562
   5,200   Rollins, Inc.                                              106,600
      50   Seattle FilmWorks, Inc.*                                       386
   4,625   Sylvan Learning Systems, Inc.*                             151,469
   4,000   Teletech Holdings, Inc.                                     49,000
                                                                 ------------
                                                                    1,494,650
                                                                 ------------
           Containers - 0.83%
   3,700   ACX Technologies, Inc.*                                     80,475
   2,000   Aptargroup, Inc.                                           124,374
   3,800   Ball Corp.                                                 152,711
   4,100   Chesapeake Corp.                                           159,642
   5,200   Earthshell Container Common                                 50,700
   7,900   First Brands Corp.                                         202,438
   7,000   Gaylord Container Corp.*                                    53,809
   1,900   Greif Brothers Corp. - Class A                              71,013
   1,900   Ivex Packaging Corp.                                        44,175
  10,800   Longview Fibre Co.                                         153,900
   5,500   Shorewood Packaging Corp.*                                  87,313
   2,200   Silgan Holdings, Inc.*                                      61,600
                                                                 ------------
                                                                    1,242,150
                                                                 ------------
           Cosmetics & Toiletries - 0.08%
   2,100   Natures Sunshine Products, Inc.                             47,380
   4,400   Playtex Products, Inc.*                                     70,123
                                                                 ------------
                                                                      117,503
                                                                 ------------
           Diversified - 0.19%
   3,400   Hexcel Corp.*                                               76,925
   4,100   Justin Industries                                           66,113
     924   NACCO Industries, Inc.- Class A                            119,427
   1,050   Volt Information Sciences, Inc.*                            28,481
                                                                 ------------
                                                                      290,946
                                                                 ------------
           Drugs - 0.69%
   2,300   Alpharma, Inc.                                              50,600
   3,600   Cephalon, Inc.*                                             28,350
   3,200   COR Therapeutics, Inc.*                                     44,400
   2,400   Coulter Pharmaceutical, Inc.                                72,900
   4,100   Gilead Sciences, Inc.*                                     131,454
   6,000   Isis Pharmaceuticals, Inc.*                                 82,122
  17,900   Ivax Corp.                                                 165,575
   2,500   Medicis Pharmaceutical - Class A*                           91,250
  13,300   Perrigo Co.*                                               133,825
   2,400   Pharmacyclics, Inc.                                         57,000
   1,400   Schein Pharmaceutical, Inc.                                 37,275
   6,900   Sequus Pharmaceuticals, Inc.*                               78,488
   2,300   Viropharma, Inc.                                            53,475
                                                                 ------------
                                                                    1,026,714
                                                                 ------------



  Shares          Description                                     Value
  ------          -----------                                     -----
           Drugs/Retail - 0.14%
   2,200   Express Scripts, Inc.*                                  $  177,375
   4,700   Zila, Inc.*                                                 34,075
                                                                 ------------
                                                                      211,450
                                                                 ------------
           Electrical Equipment - 1.07%
   3,900   Adtran, Inc.*                                              101,888
   4,400   AMETEK, Inc.                                               128,973
   1,200   ATMI Inc.                                                   18,000
   3,600   Baldor Electric Co.                                         87,750
   3,500   Belden, Inc.                                               107,188
   3,600   Berg Electronics Corp.*                                     70,423
   1,000   C&D Technologies, Inc.                                      58,000
   3,700   Essex International                                         87,413
   3,000   Esterline Technologies Corp.*                               61,686
   2,100   Fluke Corp.                                                 69,038
   1,200   Franklin Electric Co, Inc.                                  81,600
   2,800   Jabil Circuit, Inc.                                         92,574
   5,300   Kemet Corp.*                                                69,727
   2,700   Littlefuse, Inc.*                                           68,175
   3,600   MagnaTek, Inc.*                                             56,700
   1,800   Marquette Medical Systems, Inc.*                            46,181
   3,100   MRV Communications, Inc.*                                   64,325
   3,700   Presstek, Inc.                                              41,392
   2,000   Qlogic Corp.                                                71,374
   2,100   Semtech Corp.                                               37,143
   3,600   Silicon Valley Group, Inc.*                                 57,823
   3,800   SMART Modular Technologies, Inc.*                           55,575
   4,700   Vicor Corp.*                                                65,213
                                                                 ------------
                                                                    1,598,161
                                                                 ------------
           Electronics - 3.54%
   3,100   3DFX Interactive, Inc.                                      53,088
   2,900   Actel Corp.*                                                31,175
   7,700   Amkor Technology, Inc.*                                     71,941
   2,100   Amphenol Corp.- Class A                                     81,900
   1,500   Analogic Corp.                                              67,125
   2,800   Applied Micro Circuits Corp.                                72,450
   6,861   Artesyn Technologies, Inc.                                 109,776
   3,600   BMC Industries, Inc.                                        31,500
   3,225   Burr-Brown Corp.*                                           67,725
   5,650   Cable Design Technologies*                                 116,531
   4,500   C-Cube Microsystems, Inc.*                                  83,529
   6,800   Checkpoint Systems, Inc.*                                   96,050
   5,950   CHS Electronics, Inc.                                      106,356
   1,300   Cohu, Inc.                                                  31,606
   4,300   Credence Systems Corp.*                                     81,700
   2,248   CTS Corp.                                                   66,316
     650   Cubic Corp.                                                 15,519
  12,100   Cypress Semiconductor Corp.*                               100,575
   3,700   Dallas Semiconductor Corp.                                 114,700
   5,400   DII Group, Inc.*                                            92,135
   5,000   Dionex Corp.*                                              131,875
      50   Dynatech Corp.*                                                156

              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   3,100   Electroglas, Inc.*                                       $  40,492
   4,000   Etec Systems, Inc.*                                        140,748
   3,000   FSI International, Inc.*                                    29,061
   3,900   GenRad, Inc.*                                               77,025
  11,600   Gentex Corp.*                                              210,250
   2,000   Hadco Corp.*                                                46,624
  10,500   Integrated Device Technology, Inc.*                         75,138
   2,500   Integrated Process Equipment Corp.*                         28,125
  10,700   International Rectifier Corp.*                              90,950
   1,700   ITI Technologies                                            48,130
   1,500   Itron, Inc.                                                 19,125
   5,700   Kent Electronics Corp.*                                    104,378
   3,500   Kuhlman Corp.                                              138,467
   3,000   Lattice Semiconductor                                       85,218
   2,700   Lo-Jack Corp.*                                              33,580
   3,900   Marshall Industries*                                       106,275
   1,700   Micrel, Inc.*                                               55,250
   7,300   Microchip Technology, Inc.                                 190,713
   4,800   MTS Systems Corp.                                           77,098
   2,800   Nichols Research Corp.*                                     76,474
   5,100   Nimbus CD International, Inc.*                              58,013
   6,000   Novellus Systems                                           214,122
   2,400   Oak Industries, Inc.*                                       84,900
   1,300   Park Electrochemical Corp.                                  27,463
   3,100   Photronics, Inc.*                                           68,392
   5,900   Pioneer-Standard Electronics, Inc.                          56,788
   3,000   Plexus Corp.*                                               59,625
   2,700   Rambus, Inc.*                                              165,038
   1,300   Recoton Corp.                                               43,550
   1,800   Rogers Corp.*                                               59,400
   9,700   S3, Inc.*                                                   49,101
   2,600   SDL, Inc.*                                                  62,075
   9,000   Sensormatic Electronics                                    126,000
   1,200   Siliconix, Inc.*                                            29,400
   2,500   SpeedFam International, Inc.*                               46,093
   2,400   Stoneridge, Inc.                                            43,800
   1,900   Technitrol, Inc.*                                           75,880
   3,200   Trimble Navigation Ltd.*                                    51,798
   1,600   Triumph Group, Inc.*                                        67,200
   2,900   Ultratech Stepper, Inc.*                                    57,275
   5,800   Unitrode Corp.*                                             66,700
   6,700   UNOVA, Inc.                                                144,050
     700   Veeco Instruments, Inc.*                                    17,413
   9,700   Vishay Intertechnology, Inc.                               173,989
   7,900   VLSI Technology                                            132,570
                                                                 ------------
                                                                    5,277,484
                                                                 ------------
           Engineering - 0.36%
   6,300   Catalytica, Inc.*                                          123,638
     600   Engineering Animation*                                      36,600
   2,300   Granite Construction, Inc.                                  70,438
   4,700   Jacobs Engineering Group, Inc.*                            150,988
   5,100   Lam Research Corp.*                                         97,538
   1,600   Starrett (L.S.) Co.                                         63,200
                                                                 ------------
                                                                      542,402
                                                                 ------------



  Shares          Description                                     Value
  ------          -----------                                     -----
           Engineering & Construction - 0.09%
   3,800   Halter Marine Group, Inc.*                               $  57,236
   1,800   Stone & Webster, Inc.                                       71,325
                                                                 ------------
                                                                      128,561
                                                                 ------------
           Entertainment - 0.46%
   1,600   Churchill Downs, Inc.                                       66,400
   2,850   Family Golf Centers, Inc.*                                  72,139
   5,300   Florida Panthers Holdings, Inc.*                           104,341
   5,400   Grand Casino, Inc.*                                         90,450
   3,100   Rio Hotel And Casino, Inc.*                                 58,513
   3,800   SFX Entertainment, Inc. - Class A                          174,325
   2,800   Speedway Motorsports, Inc.*                                 71,574
   1,689   USA Networks, Inc.                                          42,436
                                                                 ------------
                                                                      680,178
                                                                 ------------
           Enviromental Control - 0.96%
  37,700   Air And Water Technologies - Class A                       117,813
   2,500   American Disposal Services                                 117,188
   4,800   Calgon Carbon Corp.*                                        47,698
   5,800   Comfort Systems USA, Inc.                                  135,575
   3,000   Dames & Moore, Inc.*                                        38,625
   8,000   Donaldson Co, Inc.                                         189,000
   2,800   Eastern Environmental Services                              95,200
   2,900   Group Maintenance America Corp.                             52,200
   6,800   Hussmann International, Inc.                               126,222
   3,500   IMCO Recycling, Inc.                                        64,750
   2,100   Ionics, Inc.*                                               77,438
   1,000   Mine Safety Appliances Co                                   75,000
   3,000   Superior Services, Inc.*                                    90,186
   2,600   Tecumseh Products Co. - Class A                            137,311
      71   United States Filter Co.                                     1,999
   1,900   Watsco, Inc.                                                66,855
                                                                 ------------
                                                                    1,433,060
                                                                 ------------
           Financial Services - 7.19%
   5,400   Aames Financial Corp.                                       74,250
   3,200   Advanta Corp.-Class A                                       70,198
   1,700   ALBANK Financial Corp.                                     119,955
   3,650   AMCORE Financial, Inc.                                      87,600
   5,500   AmeriCredit Corp.*                                         196,279
   2,200   Anchor Bancorp Wisconsin, Inc.                              85,936
   4,200   Anthracite Capital, Inc.                                    58,275
   8,700   Arcadia Financial Ltd.*                                     65,789
   5,900   Archstone Communities Trust                                132,750
      77   Associated Banc-Corp                                         2,897
   5,400   BancorpSouth, Inc.                                         113,400
   2,375   Bank Of Granite Corp.                                       74,813
   2,800   BankAtlantic Bancorp                                        36,050
      76   BankAtlantic Bancorp, Inc. - Class A                           898
   3,700   Banknorth Group, Inc.                                      136,900
   3,700   Bay View Capital Corp.                                     117,475
   1,530   BOK Financial Corp.*                                        72,293
   1,000   Capital Factors Holdings, Inc.*                             17,625
   5,000   Century Business Services                                  100,000


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   1,397   Chemical Financial Corp.                                 $  59,634
   1,600   Chicago Title Corp.*                                        73,899
   5,200   Citizens Banking Corp.                                     174,850
   2,400   CNB Bancshares, Inc.                                       115,200
   2,500   Coast Federal Lit Cont Value Rights                         37,813
   2,417   Commerce Bancorp, Inc.                                     141,395
   4,475   Commercial Federal Corp.                                   141,522
   5,400   Community First Bankshares, Inc.                           141,410
   2,700   Conning Corp.                                               52,650
   2,500   ContiFinancial Corp.*                                       57,813
   1,700   Corus Bankshares, Inc.                                      68,425
   3,000   Credit Acceptence Corp.*                                    25,500
   3,000   Cullen/Frost Bankers, Inc.                                 162,750
   3,700   Cuno, Inc.                                                  80,013
   2,500   Dain Rauscher Corp.                                        136,875
   4,200   Doral Financial Corp.                                       73,500
   2,675   Downey Financial Corp.                                      87,406
   1,100   Duff & Phelps Credit Rating                                 61,325
   1,600   DVI, Inc.                                                   40,800
   3,100   Eastgroup Properties                                        62,192
   3,100   Eaton Vance Corp.                                          143,567
   2,800   Entertainment Properties Trust                              51,100
   3,200   Everen Capital Corp.                                        89,600
   1,440   F & M Bancorporation, Inc.                                  60,120
   5,000   F & M National Corp.                                       145,000
   3,600   Fidelity National Financial, Inc.                          143,323
   2,861   Fifth Third Bancorp                                        180,180
   1,350   Financial Federal Corp.*                                    36,196
   2,300   First Colorado Bancorp, Inc.                                63,825
     920   First Financial Corp.- Indiana                              46,345
   1,310   First Indiana Corp.                                         34,224
   1,300   First Republic Bank                                         46,963
   1,300   First Savings Bank of Washington
            Bancorp, Inc.                                              32,825
   2,400   First Sierra Financial, Inc.                                73,200
   3,000   First Source                                               107,250
   5,700   First Source Bancorp, Inc.                                  55,216
   2,000   First United Bancshares                                     97,750
   2,350   First Western Bancorp                                       69,177
   5,900   FirstBank Puerto Rico                                      153,400
   1,400   Firstfed Financial Corp.                                    72,800
   2,200   Franchise Mortgage Acceptance Co.*                          57,336
   5,300   Friedman Billings Ramsey - Class A                          76,516
   1,300   Frontier Financial Corp.                                    69,306
     650   Fund American Enterprise Holdings                           96,200
   1,900   Greater Bay Bancorp                                         65,905
   2,400   Hambrecht & Quist Group*                                    87,149
   1,800   Hamilton Bancorp, Inc.                                      64,856
   2,420   Hancock Holding Co.                                        128,260
   1,400   Harris Financial, Inc.                                      30,800
   2,800   Haven Bancorp, Inc.                                         71,750
   2,800   Headlands Mortgage Co.                                      52,500
   2,988   HUBCO, Inc.                                                107,006
   6,800   IMC Mortgage Co.*                                           71,822



  Shares          Description                                     Value
  ------          -----------                                     -----
   6,575   Imperial Bancorp*                                       $  197,250
   6,000   Imperial Credit Industries, Inc.*                          141,000
     400   Investment Technology Group*                                11,000
   2,500   Irwin Financial Corp.                                       72,655
   2,800   Jefferies Group, Inc.                                      114,800
     500   John Nuveen & Co, Inc. -Class A                             19,844
       5   Keystone Financial, Inc.                                       185
     100   Legg Mason, Inc.                                             5,756
   5,400   Local Financial Corp.                                       70,200
   5,300   Long Beach Financial Corp.                                  58,300
   3,950   MAF Bancorp, Inc.                                          143,681
   3,800   McDonald & Company Investments                             124,686
   2,300   Medallion Financial Corp.                                   63,250
   1,800   Merchants New York Bancorp                                  66,600
   2,600   Mesaba Holdings, Inc.                                       59,800
   3,750   Morgan Keegan, Inc.                                         97,031
   4,600   Morrison Knudsen Corp.*                                     64,685
   1,382   National City Bancshares, Inc.                              55,626
   3,200   NS Group, Inc.                                              32,400
   4,200   Ocwen Asset Investment Corp.*                               69,560
   4,087   One Valley Bancorp, Inc.                                   148,665
      42   Peoples Heritage Financial
            Group, Inc.                                                   992
   7,400   Phoenix Investment Partners                                 64,283
   3,000   Pioneer Group, Inc.                                         78,936
   5,028   Provident Bankshares Corp.                                 148,311
   3,248   Queens County Bancorp, Inc.                                141,694
   4,170   Republic Bancorp, Inc.                                      78,709
   2,600   Resource America, Inc. - Class A                            77,025
   1,803   Resources Bancshares Mortgage
            Group, Inc.                                                33,581
   8,400   Roslyn Bancorp, Inc.                                       187,421
   2,600   Silicon Valley Bancshares*                                  92,541
   2,500   SL Green Realty Corp.                                       56,250
   1,400   Southern Pacific Funding Corp.                              21,962
      33   Sovereign Bancorp, Inc.                                        539
   4,625   St. Paul Bancorp, Inc.                                     104,493
     500   Sumitomo Bank Of California                                 18,875
   4,425   Susquehanna Bancshares, Inc.                               167,044
   3,700   TR Financial Corp.                                         154,938
       2   TCF Financial Corp.                                             59
   3,300   Texas Regional Bancshares, Inc. -
            Class A                                                   108,075
   1,600   Trans Financial, Inc.                                       91,800
   1,200   Triad  Guaranty, Inc.*                                      40,800
   5,370   Trustco Bank Corp.                                         140,963
   1,881   UMB Financial Corp.                                         93,110
   5,400   Unicapital Corp.                                           103,275
   8,000   United Bankshares, Inc.                                    273,000
   3,900   United Companies Financial Corp.                            60,938
   4,000   UST Corp.                                                  106,000
   3,900   Vermont Financial Services Corp.                           107,004
   3,000   WesBanco, Inc.                                              80,625
   5,668   Westamerica Bancorporation                                 182,085


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   2,100   Westcorp                                                 $  28,875
   2,000   Western Bancorp                                             84,374
   3,000   Whitney Holding Corp.                                      152,250
                                                                 ------------
                                                                   10,737,623
                                                                 ------------
           Food Service/Lodging - 0.82%
   1,100   Boykin Lodging Co.                                          23,856
   8,587   Buffets, Inc.*                                             134,704
   3,800   Bristol Hotel Co.*                                          93,100
   2,000   US Restaurant Properties                                    54,124
   5,500   Franchise Financial Corp.                                  142,654
   6,100   Luby's Cafeterias, Inc.                                    107,128
   3,200   Marcus Corp.                                                57,200
   3,500   Maxim Group, Inc.                                           69,563
   1,500   PJ America, Inc.                                            27,375
   7,400   Planet Hollywood International, Inc. -
            Class A                                                    51,800
   4,700   Ruby Tuesday, Inc.*                                         72,850
   7,400   Ryan's Family Steak House                                   75,850
   1,900   Sbarro, Inc.                                                51,538
   2,500   Showbiz Pizza Time, Inc.*                                  100,780
   4,400   Smithfield Foods*                                          134,200
   1,500   Suburban Lodges of America*                                 22,688
                                                                 ------------
                                                                    1,219,410
                                                                 ------------
           Foods - 1.16%
   3,500   American Italian Pasta Co. -Class A                        130,375
   3,300   Cellstar Corp.*                                             42,692
   5,000   Chiquita Brands International                               70,310
   6,600   Corn Products International, Inc.                          223,575
   3,500   Dreyers Grand Ice Cream, Inc.                               70,438
   3,900   Earthgrains Co.                                            217,913
   2,300   International Multifoods Corp.                              63,250
   3,000   Lance, Inc.                                                 67,125
   2,200   Michaels Foods, Inc.                                        64,625
   1,600   NPC International, Inc.*                                    19,600
   3,000   Omega Protein Corp.                                         46,125
   1,600   Performance Food Group Co.*                                 31,800
   1,300   Pilgrims Pride Corp.                                        26,000
   6,300   Ralcorp Holding, Inc.*                                     118,913
   6,400   Richfood Holdings, Inc.                                    132,397
   3,100   Smucker (J.M.) Co.                                          76,917
      95   Suiza Foods Corp.*                                           5,670
     700   United Natural Foods, Inc.*                                 19,950
   6,900   Universal Foods Corp.                                      153,090
   5,800   Vlasic Foods International                                 116,725
   4,100   Zapata Corp.                                                40,488
                                                                 ------------
                                                                    1,737,978
                                                                 ------------
           Forest Products & Paper - 0.09%
   3,300   Buckeye Technologies, Inc.                                  77,755
   2,200   Deltic Timber Corp.                                         55,136
                                                                 ------------
                                                                      132,891
                                                                 ------------



  Shares          Description                                     Value
  ------          -----------                                     -----
           Gaming - 0.09%
  10,200   Aztar Corp.*                                             $  69,482
   4,400   Station Casinos, Inc.*                                      64,623
                                                                 ------------
                                                                      134,105
                                                                 ------------
           HealthCare Diversified - 0.20%
   3,800   American Oncology Resources, Inc.*                          46,428
   3,000   ARM Financial*                                              66,375
   3,500   Cerner Corp.*                                               99,092
   1,200   Healthplan Services Corp.                                   21,000
   1,500   Superior Consultant Holdings Corp.*                         64,688
                                                                 ------------
                                                                      297,583
                                                                 ------------
           Healthcare - 1.30%
   2,400   Alternative Living Services                                 64,800
   8,100   Apria Healthcare Group, Inc.                                54,165
   3,000   Assisted Living Concepts, Inc.*                             51,750
   8,586   Concentra Managed Care, Inc.*                              223,236
   6,700   Genesis Health Ventures, Inc.                              167,500
   2,300   Healthcare Financial Partners                              141,018
   4,300   Henry Schein, Inc.*                                        198,338
   2,100   Inhale Therapeutics Systems*                                51,975
   1,800   Mariner Health Group, Inc.*                                 29,925
   2,900   Medquist, Inc.*                                             83,738
   6,300   Mid Atlantic Medical Services, Inc.*                        72,450
   2,400   NCS Healthcare, Inc.*                                       68,400
  11,500   Oxford Health Plans                                        176,088
   2,100   Pediatrix Medical Group, Inc.*                              78,093
     900   Perclose, Inc.*                                             25,425
   9,000   Phycor, Inc.                                               149,058
   5,000   Renal Care Group, Inc.*                                    220,310
   5,800   Sun Healthcare Group, Inc.*                                 84,825
                                                                 ------------
                                                                    1,941,094
                                                                 ------------
           Holding Company - 0.21%
     700   Giant Cement Holding, Inc.                                  20,038
   2,700   Triarc Companies, Inc.*                                     59,230
   5,800   Walter Industries, Inc.*                                   162,863
   3,000   West Coast Bancorp/Oregon                                   73,875
                                                                 ------------
                                                                      316,006
                                                                 ------------
           Hospital Supplies & Healthcare - 0.68%
   9,300   Alaris Medical, Inc.                                        64,514
   7,700   Covance, Inc.*                                             173,250
   7,300   Fisher Scientific International                            105,390
   3,200   Haemonetics Corp.*                                          51,200
   5,200   Interim Services, Inc.                                     167,050
   3,400   OEC Medical Systems, Inc.                                   76,500
   1,500   Resmed, Inc.                                                68,343
   1,900   Rural/Metro Corp.*                                          24,700
   2,100   Sabratek Corp.                                              47,775
   2,800   United Payors and United
            Providers, Inc.                                            63,350
  12,200   Vencor, Inc.                                                88,450


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
     800   Vital Signs, Inc.                                        $  14,600
   2,800   Wesley Jessen Visioncare                                    64,750
                                                                 ------------
                                                                    1,009,872
                                                                 ------------
           Hotel/Motel - 0.41%
   4,800   Boyd Gaming Corp.*                                          27,600
   5,200   Capstar Hotel Company*                                     145,600
   5,200   Choice Hotels Corp., Inc.*                                  70,522
   2,100   Homestead Village, Inc.*                                    24,938
   1,500   Primadonna Resort, Inc.*                                    21,515
   7,300   Prime Hospitality, Inc.*                                   127,290
   8,900   Read-Rite Corp.                                             80,652
   6,500   Red Roof Inns, Inc.*                                       110,091
                                                                 ------------
                                                                      608,208
                                                                 ------------
           Household Furnishings - 0.70%
   1,900   Action Performance Cos., Inc.*                              61,155
   2,000   Basset Furniture Industries, Inc.                           56,374
   3,000   Cone Mills Corp.*                                           25,875
   2,100   CORT Business Services Corp.*                               66,150
   2,600   Department 56, Inc.*                                        92,300
   9,700   Extended Stay America, Inc.                                109,125
   4,800   Fedders USA, Inc.                                           32,098
   2,900   Garden Ridge Corp.*                                         56,188
   8,000   Heilig-Meyers Co.                                           98,496
   4,300   Juno Lighting, Inc.                                        101,588
   4,900   Kimball International, Inc. - Class B                       88,813
   2,400   La-Z-Boy Chair, Inc.                                       135,600
   1,800   Mcgrath RentCorp.                                           38,025
   2,000   National Presto Industries, Inc.                            77,874
                                                                 ------------
                                                                    1,039,661
                                                                 ------------
           Household Products - 0.31%
   2,300   Libbey, Inc.                                                88,118
   5,300   Rayovac Corp.                                              120,241
   1,000   Sawtek, Inc.                                                14,750
   3,200   Toro Co.                                                   109,600
   3,700   Windmere Corp.                                             132,504
                                                                 ------------
                                                                      465,213
                                                                 ------------
           Housing Revenue - 0.11%
   5,460   Champion Enterprises, Inc.*                                159,705
                                                                 ------------
           Human Resources - 0.38%
     800   Administaff, Inc.                                           36,900
   2,400   Alternative Resources Corp.*                                29,700
   3,900   Kelly Services, Inc. - Class A                             137,963
   6,700   Novacare Employee Services                                  63,650
   6,700   Personnel Group of America, Inc.*                          134,000
   1,000   Probusiness Services, Inc.                                  46,750
   1,900   SOS Staffing Services                                       33,368
   2,100   Staff Leasing, Inc.                                         61,950
   3,000   Tava Technologies, Inc.                                     29,625
                                                                 ------------
                                                                      573,906
                                                                 ------------



  Shares          Description                                     Value
  ------          -----------                                     -----
           Insurance - 3.90%
   2,500   Acceptance Insurance Cos., Inc.*                      $     61,405
   3,300   Alfa Corp.                                                  68,475
   1,825   Allied Group, Inc.                                          85,432
   1,100   American Annuity Group, Inc.                                26,468
   2,200   American Heritage Life Investment Corp.                     50,875
   3,100   Amerin Corp.*                                               90,480
   1,941   Amerus Life Holdings, Inc. - Class A                        62,840
   2,300   Argonaut Group, Inc.                                        72,738
   2,800   Baldwin & Lyons Inc. - Class A                              65,100
   3,050   Berkley (W.R.) Corp.                                       122,189
   1,500   Capital Re Corp.                                           107,438
     900   Chartwell Re Corp.                                          26,493
     800   Citizens Corp.                                              25,050
   3,000   CMAC Investment Corp.                                      184,500
   4,200   CNA Surety Corp.*                                           61,950
   3,000   Commerce Group, Inc.                                       116,250
   7,600   Coventry Health Care, Inc.                                 113,050
   1,845   Delphi Financial Group, Inc. - Class A*                    103,896
   1,700   E.W. Blanch Holdings, Inc.                                  62,475
   3,200   Enhance Financial Services Group,
            Inc.                                                      108,000
   1,300   Executive Risk, Inc.                                        95,875
   6,200   FBL Financial Group, Inc. - Class A                        158,875
   2,000   First American Financial Corp.                             180,000
   2,400   Foremost Corp. of America                                   57,900
   1,500   FPIC Insurance Group, Inc.                                  50,438
   4,378   Frontier Insurance Group, Inc.                              98,776
   3,600   Gallagher (Arthur J.) & Co.                                161,100
   1,100   Guarantee Life Companies, Inc.                              24,063
   2,100   Harleysville Group, Inc.                                    43,575
   5,100   HCC Insurance Holdings, Inc.                               112,200
   3,100   Highlands Insurance Group, Inc.*                            57,350
   2,100   Hooper Holmes, Inc.*                                        44,100
   3,850   HSB Group, Inc.                                            205,975
   3,000   John Alden Financial Corp.                                  66,000
   1,100   JSB Financial, Inc.                                         64,418
     900   Kansas City Life Insurance Co.                              81,900
   2,900   LandAmerica Financial Group*                               166,025
   1,431   Liberty Corp.                                               71,996
   1,300   Life Re Corp.                                              106,600
   4,900   Life USA Holding, Inc.*                                     63,391
     900   Markel Corp.*                                              160,593
     700   Meadowbrook Insurance Group, Inc.                           19,031
   2,918   Medical Assurance, Inc.*                                    80,969
   2,200   MMI Companies, Inc.                                         50,875
   2,900   N2K, Inc.                                                   56,913
   2,000   NAC Re Corp.                                               106,750
     200   National Western Life Insurance -
            Class A*                                                   24,200
   3,200   PennCorp. Financial Group, Inc.                             65,600
   3,300   Pennsylvania Manufacturers                                  75,900
   2,600   Poe & Brown, Inc.                                           96,686
   3,000   Presidential Life Corp.                                     64,125
   3,123   PXRE Corp.                                                  93,690

              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   4,650   Reinsurance Group of America                            $  274,931
   3,000   Risk Capital Holdings, Inc.*                                74,811
   1,000   RLI Corp.                                                   40,687
   1,700   SCPIE Holdings, Inc.                                        57,588
   6,500   Selective Insurance Group, Inc.                            145,639
   1,100   State Auto Financial Corp.                                  35,063
   1,600   Stewart Information Services                                77,699
   5,900   Tig Holdings, Inc.                                         135,700
   3,900   Town And Country Trust                                      64,592
   1,800   Trenwick Group, Inc.                                        69,917
   5,100   UICI, Inc.*                                                138,975
   2,200   United Fire & Casualty Co.                                  86,211
   2,000   United Wisconsin Services, Inc.                             56,750
   3,300   Vesta Insurance Group, Inc.                                 70,330
   2,800   Zenith National Insurance Corp.                             78,924
                                                                 ------------
                                                                    5,828,810
                                                                 ------------
           Leisure Related - 0.86%
   1,100   AMC Entertainment, Inc.*                                    19,868
   1,500   Anchor Gaming*                                             116,438
   2,800   Arctic Cat, Inc.                                            27,650
   4,400   Bally Total Fitness Holdings                               158,400
   1,000   Carmike Cinemas, Inc. - Class A*                            26,937
   2,400   Coachmen Industries, Inc.                                   62,700
     700   Gtech Holding Corp.*                                        23,581
   4,300   Handleman Co.*                                              49,450
   7,700   Jostens, Inc.                                              185,763
   2,700   K2, Inc.                                                    47,588
   2,200   Pegasus Systems, Inc.*                                      56,375
   2,800   Premier Parks, Inc.*                                       186,550
   1,600   Preview Travel, Inc.*                                       55,000
   3,400   Signature Resorts, Inc.*                                    56,100
   2,200   Steinway Musical Instruments, Inc.*                         70,950
   2,300   Toy Biz, Inc.*                                              21,275
   3,500   Vail Resorts, Inc.*                                         93,188
   1,200   West Marine, Inc.*                                          21,600
                                                                 ------------
                                                                    1,279,413
                                                                 ------------
           Machinery - 2.01%
   2,510   Albany International Corp.                                  60,082
   1,300   Allied Products Corp.                                       27,543
   2,950   Applied Industrial Technology, Inc.                         60,658
   3,600   Applied Power, Inc. - Class A                              123,750
     900   Astec Industries, Inc.*                                     31,050
   4,400   Aviall, Inc.*                                               60,223
   3,300   Blount International, Inc. - Class A                        94,050
   3,200   Briggs & Stratton*                                         119,798
   1,500   Chart Industries*                                           35,813
   5,100   Cincinnati Milacron, Inc.                                  123,991
   2,100   Columbus McKinnon Corp.                                     54,600
   1,700   Commercial Intertech Corp.                                  30,813
   2,300   DT Industries, Inc.                                         55,775
   5,481   Flowserve Corp.                                            134,970
   1,300   Fusion Systems Rights*                                          81
   3,150   Gardner Denver Machinery, Inc.*                             87,019



  Shares          Description                                     Value
  ------          -----------                                     -----
   1,800   Gleason Corp.                                            $  50,625
   3,000   Global Industrial Technologies, Inc.*                       43,125
   2,400   Helix Technology Corp.                                      36,000
   5,750   IDEX Corp.                                                 198,375
   5,500   Imation Corp.*                                              91,091
   7,700   JLG Capital Industries, Inc.                               155,440
   1,500   Kellstrom Industries, Inc.*                                 43,452
   3,100   Kulicke & Soffa Industries, Inc.*                           52,700
   4,400   Lincoln Electric Co.                                        97,350
   1,825   Lindsay Manufacturing Co.                                   49,503
   2,325   Manitowoc Company, Inc.                                     93,725
   8,300   Mark IV Industries*                                        179,488
   1,900   Nordson Corp.                                               89,300
   1,800   OmniQuip International, Inc.                                33,300
   2,800   Regal-Beloit Corp.                                          79,800
   1,200   Robbins & Myers, Inc.                                       34,874
   4,200   Roper Industries, Inc.                                     109,725
   1,600   Specialty Equipment Companies, Inc.*                        36,200
   1,400   SPS Technologies, Inc.*                                     81,900
   1,400   Tennant Co.                                                 61,950
   3,400   Terex Corp.*                                                96,900
   2,200   Watts Industries, Inc.                                      45,925
   2,300   Zebra Technologies Corp.- Class A*                          98,325
   2,100   Zoltek Cos, Inc.*                                           42,263
                                                                 ------------
                                                                    3,001,552
                                                                 ------------
           Manufacturing - 1.99%
   1,000   Advanced Energy Industries*                                 11,625
   1,200   Advanced Lighting Technologies, Inc.*                       27,900
   3,000   Aftermarket Technology Corp.*                               56,250
   1,800   Bandag, Inc.*                                               70,200
   2,600   Brady (W.H.) Co.                                            72,311
   3,300   Clarcor, Inc.                                               69,300
   1,400   Day Runner, Inc.*                                           35,262
   2,200   DBT Online, Inc.*                                           59,400
   9,100   Federal Signal Corp.*                                      221,244
   2,400   Fleetwood Enterprises                                       96,000
   2,000   Foamex International, Inc.*                                 34,874
   3,800   Furon Company                                               68,875
   4,400   GenCorp, Inc.                                              111,100
   2,500   Graco, Inc.                                                 87,188
   4,200   Griffon Corp.*                                              53,810
   2,300   Hardinge, Inc.                                              56,063
   3,700   Harman International Industries, Inc.                      142,450
   2,400   Harmon Industries, Inc.*                                    57,000
   2,400   Hayes Lemmerz International, Inc.*                          95,400
   1,400   Igen International, Inc.*                                   57,225
      50   Insilco Corp.*                                               2,219
   4,300   Labor Ready, Inc.*                                         129,804
   3,800   Lydall, Inc.                                                55,336
   4,300   MDU Resources Group                                        153,454
   2,700   Matthews International Corp. - Class A                      66,317
   5,000   Mettler-Toledo International*                              100,310
   1,700   Moog, Inc. - Class A*                                       64,918
   3,700   MotivePower Industries, Inc.*                               90,650

              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   6,006   Paxar Corp.*                                             $  69,069
   2,200   Plantronics, Inc.*                                         113,300
   5,700   Polymer Group, Inc.*                                        66,263
     700   Powerwave Technologies, Inc.*                               11,725
   2,600   RMI Titanium Co*                                            59,150
   4,300   Scott Technologies, Inc.*                                   62,888
     900   Sequa Corp.- Class A*                                       60,075
   1,500   Standex International Corp.                                 44,438
   1,400   Stepan Co.                                                  41,737
   1,200   The Carbide/Graphite Group*                                 33,374
   1,510   Tredegar Industries, Inc.                                  128,161
   2,500   Westinghouse Air Brake Co.                                  65,938
   2,100   Woodward Governor Company*                                  64,838
                                                                 ------------
                                                                    2,967,441
                                                                 ------------
           Marketing - 0.05%
   1,200   CKS Group, Inc.*                                            21,600
   8,600   Sitel Corp.*                                                56,975
                                                                 ------------
                                                                       78,575
                                                                 ------------
           Medical Biotechnology - 1.31%
   5,000   Advanced Tissue Sciences, Inc.*                             22,185
   2,700   Affymetrix, Inc.*                                           64,967
   4,100   Agouron Pharmaceuticals, Inc.*                             124,279
   6,500   Bio-Technology General Corp.*                               46,105
   2,600   Bio-Rad Laboratories, Inc. - Class A*                       79,625
   1,400   Biomatrix, Inc.*                                            57,400
   3,400   Cytyc Corp.*                                                55,461
  17,500   Gensia Sicor, Inc.*                                         70,000
   3,000   Human Genome Sciences, Inc.*                               107,061
   1,800   Hvide Marine, Inc. - Class A*                               24,412
   6,500   IDEXX Laboratories, Inc.*                                  161,688
   4,500   Imclone Systems                                             55,125
   4,000   Medimmune, Inc.*                                           249,500
   6,000   Millennium Pharmaceuticals*                                 84,750
   2,600   Neurex Corp.*                                               78,975
   1,800   Neurogen Corp.*                                             31,950
   3,872   Organogenesis, Inc.*                                        76,472
   4,100   Quest Diagnostics, Inc.*                                    89,688
   3,000   Regeneron Pharmaceuticals, Inc.*                            27,654
   3,200   SangStat Medical Corp.*                                    100,400
   8,000   Scios, Inc.*                                                71,000
      36   Total Renal Care Holdings*                                   1,242
   3,400   Transition Systems*                                         36,125
   2,700   Transkaryotic Therapies, Inc.*                              69,525
   3,300   Vical, Inc.*                                                55,892
   1,800   VISX, Inc.*                                                107,100
                                                                 ------------
                                                                    1,948,581
                                                                 ------------
           Medical Supplies - 1.64%
   3,400   Acuson Corp.*                                               61,836
   2,700   ADAC Labs*                                                  60,750
   1,900   Arrow International, Inc.                                   52,130
   2,000   ATL Ultrasound, Inc.                                        91,250
   6,200   Ballard Medical Products                                   111,600



  Shares          Description                                     Value
  ------          -----------                                     -----
   1,250   Barr Laboratories, Inc.*                                 $  49,688
   8,700   Capstone Pharmacy Services*                                104,939
   3,000   Coherent, Inc.*                                             51,468
   2,100   CONMED Corp.*                                               48,300
   2,000   Cooper Companies, Inc.*                                     72,874
   3,300   Datascope Corp.*                                            87,655
   1,600   Diagnostic Products Corp.                                   46,099
   4,579   Enzo Biochem, Inc.*                                         61,244
   2,800   Hologic, Inc.*                                              50,924
   4,400   Immune Response Corp.*                                      66,000
   3,200   Invacare Corp.                                              82,000
   2,700   KV Pharmaceutical Co*                                       62,267
   1,400   LabOne, Inc.                                                23,275
   6,400   Laboratory Corporation Of America
            Holdings*                                                  14,797
   1,800   Landauer, Inc.                                              53,775
       1   LCA Vision, Inc.*                                                3
   1,400   Life Technologies, Inc.                                     43,925
   2,000   Maxxim Medical, Inc.*                                       58,000
   4,800   Mentor Corp.                                               116,400
   1,000   MiniMed, Inc.                                               52,375
   4,350   Patterson Dental Co.*                                      159,319
   3,900   Physio-Control International Corp.*                        102,617
   3,851   Respironics, Inc.*                                          59,929
   2,150   Serologicals Corp.*                                         69,338
   3,300   Sola International, Inc.                                   107,867
      66   Sonosight, Inc.                                                483
   5,100   Sunrise Medical, Inc. *                                     76,500
   2,400   Techne Corp.*                                               45,749
   4,800   Theragenics Corp.*                                         125,098
   2,600   Thermo Cardiosystems, Inc.*                                 59,150
   1,800   ThermoLase Corp.*                                           13,050
   1,300   ThermoTrex Corp.*                                           22,263
   4,500   Vivus, Inc.*                                                27,140
   2,200   West Co, Inc.*                                              62,286
                                                                 ------------
                                                                     2,454,363
                                                                 ------------
           Medical-Hospital Management
           Services - 0.91%
   3,800   Hanger Orthopedic Group, Inc.*                              77,425
   4,100   Health Care Property Investors, Inc.*                      147,854
       1   HealthSouth Corp.*                                              27
      90   Integrated Health Services*                                  3,375
   6,200   Magellan Health Services, Inc.*                            157,325
  10,700   Medaphis Corp.                                              64,200
   2,200   Medical Manager Corp.*                                      60,775
   1,200   National Surgery Centers, Inc.*                             34,874
   8,000   NovaCare, Inc.*                                             94,000
   6,800   Orthodontic Centers Of America, Inc.*                      142,372
   7,107   Paragon*                                                   114,600
   9,525   PSS World Medical, Inc.*                                   139,303
   1,550   Res-Care, Inc.*                                             28,577
   5,200   Sierra Health Services, Inc.*                              130,972
   7,300   Ventas, Inc.*                                              100,828
   3,011   Vitalink Pharmacy Services, Inc.*                           66,429
                                                                 ------------
                                                                    1,362,936
                                                                 ------------


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
           Metals - 1.35%
   7,400   Asarco, Inc.*                                           $  164,650
   2,100   Barnes Group, Inc.*                                         56,830
  31,000   Battle Mountain Gold Co.*                                  184,047
  19,860   Bethlehem Steel*                                           246,999
   2,100   Brush Wellman, Inc.*                                        43,180
   2,800   Castle (A.M.) & Co.*                                        61,600
   2,100   Commonwealth Industries, Inc.                               21,000
   8,700   Inland Steel Industries, Inc.*                             245,227
  13,500   LTV Corp.*                                                 129,087
   4,700   Mueller Industries, Inc.*                                  174,488
   3,200   Precision Castpar*                                         170,800
   3,300   Quanex Corp.                                               100,030
   2,900   Titanium Metals Corp.*                                      63,980
   1,000   Tremont Corp.                                               56,187
   3,500   Valmont Industries                                          69,888
   1,900   Wolverine Tube, Inc.                                        72,200
   4,500   Wyman/Gordon Co.*                                           89,717
   2,100   ZERO Corp.                                                  59,588
                                                                 ------------
                                                                    2,009,498
                                                                 ------------
           Metals & Mining - 0.53%
   5,250   AMCOL International Corp.                                   63,326
   2,500   Arch Coal, Inc.                                             62,188
   2,600   Cleveland-Cliffs, Inc.                                     139,425
      80   Freeport McMoRan Sulphur, Inc.                               1,060
   4,100   Getchell Gold Corp.*                                        61,500
  11,700   Hecla Mining Co.*                                           62,150
     100   IMC Global, Inc.                                             3,013
   6,700   Kaiser Aluminum Corp.*                                      64,065
      60   Kinross Gold Corp.                                             195
   1,300   MAXXAM, Inc.*                                               73,775
   3,900   Minerals Technologies, Inc.                                198,413
   2,500   Stillwater Mining Co.*                                      67,813
                                                                 ------------
                                                                      796,923
                                                                 ------------
           Miscellaneous - 0.39%
   2,000   CareMatrix Corp.*                                           53,874
   2,700   CCC Information Services Group*                             44,550
   5,500   Cymer, Inc.*                                                88,688
   4,500   D.R. Horton, Inc.                                           93,938
   2,000   Education Management Corp.                                  65,750
   2,200   Medical Manager Corp.*                                      60,775
   4,700   Newport News Shipbuilding Inc.                             125,725
   2,500   SIPEX Corp.*                                                53,750
     100   Sunburst Hospitality Corp.*                                    694
                                                                 ------------
                                                                      587,744
                                                                 ------------
           Natural Gas - 0.05%
   1,839   Semco Energy, Inc.*                                         32,301
   1,465   Southern Union Co.*                                         47,246
                                                                 ------------
                                                                       79,547
                                                                 ------------
           Office Equipment & Computers - 0.59%
   4,300   American Business Products, Inc.                            88,150
   1,100   CSS Industries, Inc.*                                       36,025



  Shares          Description                                     Value
  ------          -----------                                     -----
     700   General Binding Corp.                                    $  25,768
   1,700   Hunt Manufacturing Co.                                      40,268
   9,200   Intergraph Corp.*                                           78,770
   3,300   Knoll, Inc.*                                                97,350
   1,600   New England Business Service, Inc.                          51,600
   2,000   BT Office Products International*                           27,000
   2,800   Scotsman Industries, Inc.                                   77,700
   2,100   SLI, Inc.*                                                  54,863
   1,800   Standard Register Co.                                       63,675
   2,100   Thomas Industries, Inc.                                     51,318
   3,000   United Stationers, Inc.*                                   194,250
                                                                 ------------
                                                                      886,737
                                                                 ------------
           Oil Related - 3.78%
     500   Aquila Gas Pipeline Corp.                                    6,125
   2,400   Atwood Oceanics, Inc.*                                      95,549
   5,900   Barrett Resources Corp.*                                   220,878
   5,800   Benton Oil & Gas Co.*                                       61,625
   2,400   Berry Petroleum Co - Class A                                31,200
   5,900   Brown (Tom), Inc.*                                         110,991
   3,700   Cabot Oil & Gas Corp.- Class A                              74,000
  11,580   Chesapeake Energy Corp.                                     46,320
   3,300   Comstock Resources, Inc.*                                   24,542
   7,975   Cross Timbers Oil Co.                                      152,019
   4,200   Devon Energy Corp.                                         146,735
  22,800   EEX Corp.*                                                 213,750
   5,000   Equitable Resources, Inc.                                  152,500
   3,300   Forcenergy, Inc.*                                           58,780
   3,700   Forest Oil Corp.*                                           52,954
   5,500   Foster Wheeler Corp.*                                      117,904
   5,900   Frontier Oil Corp.*                                         47,200
   1,100   Getty Realty Corp.                                          21,313
  19,600   Grey Wolf, Inc.*                                            62,465
   5,200   Hanover Compressor*                                        140,722
  16,600   Harken Energy Corp.*                                        79,879
   6,700   Helmerich & Payne, Inc.*                                   149,075
   1,100   Holly Corp.                                                 28,325
   1,500   Houston Exploration Co.*                                    34,406
   2,300   HS Resources, Inc.*                                         33,493
   5,100   KCS Energy, Inc.                                            58,329
  23,800   Kelley Oil And Gas Corp.*                                   55,026
   3,800   Key Energy Group, Inc.*                                     49,875
   8,700   Lee Enterprises*                                           266,438
   4,900   Lone Star Technologies, Inc.*                               74,725
   3,400   Louis Dreyfus Natural Gas Corp.*                            64,386
   7,200   Marine Drilling Co., Inc.*                                 115,200
   2,376   Meridian Resource Corp.*                                    16,779
   7,800   Methode Electronics Inc.                                   120,900
   3,800   Mitchell Energy & Development Corp.*                        76,000
   4,300   Newfield Exploration Co.*                                  106,963
  12,600   Newpark Resources, Inc.*                                   140,175
   4,100   Nuevo Energy Co.*                                          131,713
   3,700   Oceaneering International, Inc.*                            65,675
  13,600   Parker Drilling Co.*                                        96,043
   3,900   Plains Resources, Inc.*                                     69,954


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   7,100   Pogo Producing Co.*                                     $  178,388
   3,100   Pool Energy Services Co.*                                   45,725
   6,800   Pride International, Inc.*                                 115,172
   7,600   Quaker State Corp.                                         124,450
  13,800   Santa Fe Energy Resources*                                 148,350
   1,800   Seacor Smit, Inc.*                                         110,362
  11,800   Seagull Energy Corp.*                                      195,432
   6,700   Security Capital Corp.                                     178,388
   7,000   Snyder Oil Corp.                                           139,559
   2,400   St. Mary Land & Exploration Co.                             57,900
   2,200   Stone Energy Corp.*                                         78,236
   1,930   Swift Energy Co.*                                           30,758
   3,600   Tesoro Petroleum, Corp.*                                    57,150
   7,200   Titan Exploration, Inc.*                                    63,900
   4,200   Transmontaigne Oil Co.*                                     62,475
   4,100   Trico Marine Services, Inc.*                                56,117
   6,100   Tuboscope, Inc.*                                           120,475
   4,900   Vintage Petroleum, Inc.                                     92,488
   3,600   Western Gas Resources, Inc.                                 52,650
   3,700   Zeigler Coal Holding Co.                                    63,363
                                                                 ------------
                                                                    5,642,269
                                                                 ------------
           Oil Supplies & Construction - 0.32%
   3,200   Cliffs Drilling Co.*                                       105,000
   1,900   Daniel Industries                                           36,100
   7,500   Input/Output, Inc.*                                        133,590
   2,900   Lomak Petroleum, Inc.                                       30,267
   5,900   Patterson Energy, Inc.*                                     57,708
   5,100   Seitel, Inc.*                                               82,554
   5,700   Superior Energy Services, Inc.*                             28,853
     400   Utility Energy Corp.*                                        5,150
                                                                 ------------
                                                                      479,222
                                                                 ------------
           Paper - 0.66%
   3,400   Caraustar Industries Inc.                                   98,175
   6,500   Glatfelter (P.H.) Co.                                      102,778
   4,500   Media General, Inc.                                        219,375
   3,900   Potlatch  Corp.                                            163,800
   3,800   Rayonier, Inc.                                             174,800
   3,900   Rock-Tenn Co.                                               48,992
   7,770   Wausau Paper Mills Co.                                     177,739
                                                                 ------------
                                                                      985,659
                                                                 ------------
           Pharmaceuticals - 1.31%
   1,300   Algos Pharmaceuticals*                                      35,100
   3,000   Alkermes, Inc.*                                             53,625
   1,000   ANDRX Corp.*                                                36,750
   2,100   Bindley Western Industries, Inc.                            69,300
   1,845   Block Drug Co, Inc.                                         70,110
   5,500   Carter-Wallace, Inc.                                        99,341
   3,100   Columbia Laboratories, Inc.*                                17,825
   1,800   Curative Health Services, Inc.*                             51,300
   3,400   Duane Reade, Inc.*                                         102,000
   1,700   Entremed, Inc.*                                             56,525
   4,400   Fuisz Technologies Ltd*                                     48,673



  Shares          Description                                     Value
  ------          -----------                                     -----
   2,600   Geltex Pharmaceutical, Inc.*                             $  48,425
   3,500   Guilford Pharmaceuticals, Inc.*                             61,688
      50   ICN Pharmaceuticals, Inc.                                    2,284
   4,700   ICOS Corp.*                                                 89,888
   2,600   IDEC Pharmaceuticals Corp.*                                 61,261
   3,100   Jones Pharmaceuticals, Inc.*                               102,688
   7,600   Ligand Pharmaceutical - Class B*                            97,850
   1,000   Miravant Medical Technology*                                22,093
  10,000   NBTY, Inc.*                                                183,750
   2,800   Owens & Minor, Inc. Holding Co.                             28,000
   4,600   Parexel International Corp.*                               167,325
   2,500   PathoGenesis Corp.*                                         72,500
   3,766   Pharmaceutical Product Development,
            Inc.*                                                      82,852
   4,700   Sepracor, Inc.*                                            195,050
      50   TheraTech, Inc.*                                               506
   1,900   Thermedics, Inc.*                                           23,513
   2,600   Triangle Pharmaceuticals, Inc.*                             38,675
   4,200   U.S. Bioscience, Inc.*                                      34,385
                                                                 ------------
                                                                    1,953,282
                                                                 ------------
           Photography & Optical - 0.16%
   2,300   CPI Corp.                                                   54,768
   2,700   Innovex, Inc.                                               35,267
   4,600   Oakley, Inc.*                                               59,800
   1,800   Ocular Sciences, Inc.*                                      58,500
   2,200   X-Rite, Inc.                                                30,111
                                                                 ------------
                                                                      238,446
                                                                 ------------
           Printing & Publishing - 1.24%
  10,000   American Media, Inc.- Class A*                              66,250
   4,000   Banta Corp.                                                123,500
   3,600   Big Flower Press Holdings, Inc.*                           108,000
   3,800   Bowne & Co., Inc.                                          171,000
  12,700   Cirrus Logic, Inc.*                                        141,288
   1,500   Consolidated Graphics, Inc.*                                88,500
   4,200   Harland (John H.)                                           71,135
   5,000   Hollinger International, Inc.*                              85,000
   4,900   Houghton Mifflin Co.                                       155,575
   1,700   John Wiley & Sons, Inc.                                    103,488
   3,100   Journal Register Co.*                                       51,925
   6,500   Mail Well, Inc.*                                           140,966
   3,025   McClatchy Newspapers, Inc                                  104,741
   3,200   Merrill Corp.                                               70,598
   2,300   Petersen Companies, Inc.- Class A*                          58,938
   1,700   Scholastic Corp.*                                           67,788
   7,000   World Color Press Inc.                                     245,000
                                                                 ------------
                                                                    1,853,692
                                                                 ------------
           Professional Services - 0.90%
   3,700   ABR Information Services, Inc.*                             87,875
   3,300   Franklin Covey Co.*                                         63,525
   1,300   Lason, Inc.*                                                70,850
   3,200   Mapics, Inc.*                                               62,998
   1,100   Maximus, Inc.*                                              31,625


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   1,900   On Assignment, Inc.*                                     $  66,380
   4,900   PMT Services, Inc.*                                        124,641
  21,280   Safety-Kleen Corp.*                                         77,140
   1,400   Scientific Games Holdings Corp.*                            32,200
   1,600   Strayer Education, Inc.                                     58,000
   2,500   Sturm, Ruger & Co., Inc.                                    41,875
   4,825   Tetra Tech, Inc.                                           117,006
   1,800   Tetra Technologies, Inc.*                                   29,700
   1,300   Unifirst Corp.                                              32,500
   2,600   U.S. Rentals, Inc.*                                        102,536
   4,000   Veritas DGC, Inc.*                                         199,748
   3,300   Veterinary Centers of America, Inc.*                        62,080
   1,300   Wackenhut Corp.                                             29,413
   2,200   Wackenhut Corrections Corp.*                                51,425
                                                                 ------------
                                                                    1,341,517
                                                                 ------------
           Real Estate - 7.08%
   5,300   Alexander Haagen Properties                                 79,829
   2,600   Alexandria Real Estate  Equity, Inc.                        77,836
   3,200   American General Hospitality Corp.                          68,000
   5,600   American Health Properties, Inc.                           140,000
   4,700   Amli Residential Properties Trust                          100,754
   2,200   Associated Estates Realty Corp.                             41,111
      81   Avalon Bay Communities, Inc.                                 3,060
   1,000   Avatar Holdings, Inc.*                                      27,875
   2,200   Bedford Property Investors                                  40,150
   2,900   Berkshire Realty Co., Inc.                                  33,892
   1,900   Bradley Real Estate, Inc.                                   40,138
   6,400   Brandywine Realty Trust*                                   143,200
   5,700   BRE Properties, Inc.                                       148,553
   3,200   Burnham Pacific Properties, Inc.*                           45,398
   2,400   Cabot Industrial Trust*                                     51,300
   8,858   Camden Property Trust                                      263,526
   4,100   Capital Automotive REIT                                     58,167
  12,400   Capstead Mortgage Corp.                                    103,850
   1,400   Capstone Capital Corp.                                      32,200
   3,500   Castle & Cooke, Inc.*                                       66,500
   2,700   CB Richard Ellis Services*                                  90,280
   3,000   CBL & Associates Properties, Inc.                           72,750
   4,100   CCA Prison Realty Trust*                                   125,563
   2,400   CenterPoint Properties Corp.                                79,349
   2,800   Chateau Communities, Inc.                                   80,500
   2,100   Chelsea GCA Realty, Inc.                                    84,000
   3,500   Colonial Properties Trust                                  108,500
   2,900   Commercial Net Lease Realty                                 46,942
   5,000   Cornerstone Realty Income Trust, Inc.                       57,185
   5,700   Cousins Properties, Inc.                                   170,288
   4,100   CRIIMI MAE, Inc.                                            56,888
   3,100   Crown American Realty Trust                                 30,030
   3,800   Developers Diversified Realty Corp.                        148,911
  10,500   Dynex Capital, Inc.                                        116,813
   4,800   Equity Inns, Inc.                                           63,298
   2,000   Essex Property Trust, Inc.                                  62,000
   3,200   Excel Legacy Corp.*                                         14,000
   2,100   Excel Realty Trust, Inc.                                    60,375




  Shares          Description                                     Value
  ------          -----------                                     -----
   8,500   Fairfield Communities, Inc.*                            $  163,090
   5,400   Federal Realty Investment Trust                            129,935
   4,300   Felcor Suite Hotels, Inc.                                  134,913
   7,800   First Industrial Realty Trust, Inc.                        247,650
   7,600   First Union Real Estate                                     70,300
   1,000   Forest City Enterprises, Inc.                               59,187
   5,400   Gables Residential Trust                                   146,475
   4,800   General Growth Properties                                  179,400
   6,300   Glenborough Realty Trust, Inc.                             166,163
   3,200   Glimcher Realty Trust                                       62,198
   2,400   Golf Trust Of America, Inc.*                                82,500
   4,900   Great Lakes REIT, Inc.*                                     85,441
   2,700   Grubb & Ellis Co.*                                          38,475
   5,200   Health Care REIT                                           132,600
   5,300   Healthcare Realty Trust, Inc.                              144,425
   3,600   Home Properties Of New York, Inc.*                          96,073
     330   Horizon Group Properties, Inc.                               2,175
   4,700   Hospitality Properties Trust                               150,988
   3,300   Impac Mortgage Holdings, Inc.*                              51,355
   4,700   Imperial Credit Industries, Inc.*                           61,391
   2,400   Innkeepers USA Trust                                        30,300
   3,000   Insignia Financial Group, Inc.*                             73,500
   4,900   IRT Property Co.                                            53,900
   2,500   Irvine Apartment Communities, Inc.                          72,343
   2,800   JDN Realty Corp.                                            89,250
   1,200   JP Realty, Inc.                                             28,274
   2,300   Kilroy Realty Corp.                                         57,500
   1,500   Kimco Realty Corp.*                                         61,500
     324   Kimco Realty Corp. - Class D*                                8,748
   3,600   Koger Equity, Inc.                                          72,673
   2,000   Lasalle Partners, Inc.*                                     89,000
   4,000   Laser Mortgage Management, Inc.*                            43,500
   3,500   LTC Properties, Inc.                                        65,188
   2,100   Macerich Co.                                                61,555
   2,700   Manufactured Home
            Communities, Inc.                                          65,138
   5,300   Merry Land Investment Co.                                  111,629
   5,549   Mid-Am, Inc.                                               140,112
   2,500   Mid-America Apartment
            Communities, Inc.                                          65,780
   3,000   Mills Corp.                                                 72,000
   2,200   National Golf Properities, Inc.                             66,136
   2,900   National Health Investors, Inc.                             96,425
   8,900   Nationwide Health Properties, Inc.                         212,488
   8,000   New Plan Realty Trust*                                     196,000
   2,700   OMEGA Healthcare Investors, Inc.                            94,838
      64   OMEGA Worldwide, Inc.*                                         484
   3,400   Pacific Gulf Properties, Inc.*                              72,461
   1,500   Pan-Pacific Retail Properties, Inc.*                        30,563
   3,600   Pennsylvania Real Estate Investment
            Trust                                                      79,873
      91   Post Properties, Inc.                                        3,504
   5,300   Prentiss Properties Trust                                  128,854
   2,100   Price Enterprises, Inc.                                     38,588
  10,229   Prime Retail, Inc.                                         122,104


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
     400   Prime Retail, Inc. - Preferred B                      $      8,200
   3,200   PS Business Parks, Inc.*                                    75,200
   3,200   Pulte Corp.                                                 95,600
   6,200   Realty Income Corp.                                        163,525
   5,400   Reckson Association Realty Corp.                           127,575
      16   Reckson Service Industries                                      53
   3,100   Redwood Trust, Inc.                                         54,442
   3,200   Regency Realty Corp.                                        80,400
   4,300   RFS Hotel Investors, Inc.                                   81,700
     170   Security Capital Atlantic, Inc.                              3,793
   6,400   Shurgard Storage Centers, Inc.                             177,600
   2,100   Smith (Charles E.) Residential
            Realty, Inc.                                               67,200
   1,600   Sovran Self Storage, Inc.                                   45,200
   3,000   Spartech Corp.*                                             64,311
   3,000   Storage Trust Realty                                        70,125
   3,700   Storage USA, Inc.                                          129,500
   4,200   Summit Properties, Inc.                                     79,535
   4,400   Sun Communities, Inc.                                      145,750
   3,000   Sunrise Assisted Living, Inc.*                             103,125
   4,400   Sunstone Hotel Investors, Inc.                              58,573
     200   Tanger Factory Outlet Center                                 6,337
   5,000   Taubman Centers, Inc.                                       71,250
   5,400   Thornburg Mortgage Asset Corp.                              65,810
   3,800   Trammell Crow Co.*                                         127,061
   5,100   TriNet Corporate Realty Trust                              173,400
  18,500   United Dominion Realty Trust*                              256,688
   2,400   Urban Shopping Centers, Inc.                                75,600
   2,700   Walden Residential Properties, Inc.                         66,150
   8,700   Washington Real Estate Investment
            Trust                                                     151,163
   2,500   Weeks Corp.                                                 79,063
   3,500   Weingarten Realty Investment*                              146,342
   4,000   Westfield America, Inc.*                                    73,500
                                                                 ------------
                                                                   10,565,724
                                                                 ------------
           Retail - 3.53%
   1,600   99 Cents Only Stores*                                       66,400
   1,100   Abacus Direct Corp.*                                        57,131
     900   Alexander's, Inc.*                                          80,100
   2,500   American Eagle Outfitters*                                  96,405
   4,200   Ames Department Stores, Inc.*                              110,510
   4,100   AnnTaylor Stores*                                           86,867
     400   Blair Corp.*                                                12,800
   1,500   Brylane, Inc.*                                              69,000
   1,600   The Buckle, Inc.*                                           47,200
   4,420   Burlington Coat Factory Warehouse                           99,450
  10,400   Casey's General Stores, Inc.                               172,245
   5,269   Cash America International, Inc.                            80,352
   3,200   Cato Corp. - Class A*                                       55,699
   5,500   Claire's Stores, Inc.                                      112,750
   1,500   Coldwater Creek, Inc.*                                      41,250
   2,900   Cole National Corp.*                                       116,000
   3,000   Compucom Systems, Inc.*                                     19,500
     300   Copart, Inc.*                                                6,938




  Shares          Description                                     Value
  ------          -----------                                     -----
   1,800   Cost Plus, Inc.*                                         $  53,550
   1,100   Discount Auto Parts, Inc.*                                  28,600
   2,600   Dress Barn, Inc.*                                           64,675
   5,200   Eagle Hardware & Garden, Inc.*                             120,250
   1,100   Elder - Beerman Stores Corp.*                               29,356
   2,200   Enesco Group, Inc.                                          67,650
   2,200   Fabri-Centers Of America - Class A*                         60,225
   8,300   Fingerhut Companies, Inc.                                  273,900
   3,500   The Finish Line, Inc. - Class A*                            98,438
   5,100   Fleming Companies, Inc.                                     89,566
   1,600   Friedmans, Inc.*                                            26,499
   1,200   Gadzooks, Inc.*                                             33,074
   1,460   Genovese Drug Stores                                        28,653
   2,300   Gibson Greetings, Inc.*                                     57,500
   2,400   Global DirectMail Products, Inc.*                           30,300
   1,200   Goody's Family Clothing, Inc.*                              65,850
   2,200   Guitar Center, Inc.*                                        66,275
   4,000   Gymboree Corp.*                                             60,624
   5,300   Hancock Fabrics, Inc.                                       66,250
   4,800   Hollywood Entertainment Corp.*                              65,098
   9,200   Homebase, Inc.*                                             73,020
   3,150   Just For Feet, Inc.*                                        89,775
     900   Kenneth Cole Productions, Inc.*                             23,288
   5,100   Linens & Things, Inc.*                                     155,866
   4,000   Longs Drug Stores Corp.                                    115,500
   1,600   Memberworks, Incorporated*                                  51,600
   2,250   The Men's Wearhouse, Inc.*                                  74,250
   3,300   Michaels Stores, Inc.*                                     116,427
   4,600   Micro Warehouse, Inc.*                                      71,300
   1,200   Mikasa, Inc.                                                15,300
   2,100   Movado Group*                                               63,525
   4,200   Musicland Stores Corp.*                                     58,800
   3,200   Nine West Group, Inc.*                                      85,798
   2,400   North Face, Inc.*                                           57,600
   2,450   Oneida Ltd                                                  75,031
   2,550   Pacific Sunwear Of California*                              89,250
   2,800   Petco Animal Supplies, Inc.*                                55,824
  15,600   PETsMART, Inc.*                                            156,000
   2,400   Regis Corp.                                                 70,949
   5,100   ShopKo Stores, Inc.*                                       173,400
   1,300   Smart & Final, Inc.                                         22,263
  30,400   Southland Corp.                                             83,600
   4,950   The Sports Authority, Inc.*                                 73,938
   3,700   Stage Stores, Inc.*                                        167,425
   4,700   Stein Mart, Inc.*                                           63,450
   6,600   Sunglass Hut International*                                 73,009
   2,700   Talbots                                                     70,705
   1,300   Trans World Entertainment Corp.*                            56,063
      29   U.S. Office Products Co.                                       566
   1,300   Urban Outfitters, Inc.*                                     23,725
   1,500   Value City Department Stores, Inc.*                         31,500
   2,400   Wilmar Industries, Inc.*                                    61,200
      89   Workflow Management, Inc.*                                     716
   4,800   Zale Corp.*                                                152,698
                                                                 ------------
                                                                    5,270,291
                                                                 ------------


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
           Retail-Food - 1.14%
   8,300   Advantica Restaurant Group*                              $  80,925
   6,500   Apple South, Inc.                                           84,903
   4,200   Applebee's International, Inc.                              93,975
   8,300   Bob Evans Farms, Inc.                                      175,852
   2,250   Cheesecake Factory (The)*                                   50,906
      30   CKE Restaurants, Inc.                                        1,238
   3,200   Consolidated Products, Inc.*                                67,600
   2,000   Dave & Buster's, Inc.*                                      49,750
   1,900   Dominick's Supermarkets, Inc.*                              84,668
   7,200   Foodmaker, Inc.*                                           121,500
   2,400   Great Atlantic & Pacific Tea Co.                            79,349
   2,300   Hain Food Group, Inc.*                                      59,513
   4,000   Host Marriott Services Corp.*                               58,248
   1,200   IHOP Corp.*                                                 49,650
   1,300   Ingles Markets, Inc.                                        18,850
   3,500   Landry's Seafood Restaurants, Inc.*                         63,326
   4,700   Lone Star Steakhouse & Saloon*                              64,916
   3,900   MicroAge, Inc.*                                             55,329
   4,050   Papa John's International, Inc.*                           159,720
   5,150   Rainforest Cafe, Inc.*                                      71,456
   6,600   Ruddick Corp.                                              119,625
   4,250   Sonic Corp.*                                                95,094
                                                                 ------------
                                                                    1,706,393
                                                                 ------------
           Steel - 0.64%
   6,100   AK Steel Holding Corp.                                     109,038
  12,200   Armco, Inc.*                                                77,775
   3,700   Birmingham Steel Corp.                                      45,788
   4,100   Carpenter Technology Corp.                                 206,025
   2,250   Chase Industries, Inc.*                                     44,438
     500   Citation Corp.*                                             10,000
   3,500   Commercial Metals Co.                                      107,625
     800   Gibraltar Steel Corp*                                       16,400
   1,800   J&L Specialty Steel, Inc.                                   10,687
   1,400   Maverick Tub Corp.*                                         16,275
   4,300   MDC Holdings, Inc.*                                         84,925
   4,500   National Steel Corp. - Class B*                             53,438
   3,100   Oregon Steel Mills, Inc.                                    57,738
   3,200   Rohn Industries, Inc.                                       14,998
   1,300   Shiloh Industries, Inc.*                                    26,325
   4,900   Steel Dynamics, Inc.*                                       67,988
                                                                 ------------
                                                                      949,463
                                                                 ------------
           Telecommunications - 4.40%
   4,700   Aliant Communications, Inc.                                128,954
   5,700   Allen Telecommunications, Inc.*                             66,263
   3,800   Alpine Group, Inc.*                                         78,850
   2,400   American Mobile Satellite Corp., Inc.*                      23,400
   1,800   American Tower Corp. - Class A                              44,887
   3,450   ANTEC Corp.*                                                79,995
   5,600   APAC Teleservices, Inc.*                                    32,721
   8,900   Aspect Telecommunications*                                 243,638
   3,700   Associated Group, Inc.*                                    151,700
   1,900   California Microwave, Inc.*                                 33,250




  Shares          Description                                     Value
  ------          -----------                                     -----
   2,800   Cellular Communications
            International, Inc.*                                   $  139,650
   2,000   Centennial Cellular Corp.*                                  74,624
   1,700   Tower Realty Trust, Inc.*                                   38,038
   3,200   CFW Communications Co.                                      74,400
   2,200   Coherent Communication
            Systems Corp.*                                            102,986
   2,100   Commonwealth Telephone
            Enterprises, Inc.*                                         55,388
   2,400   Concord Communications, Inc.*                               61,349
   4,600   CSG Systems International, Inc.*                           215,625
   1,500   Cylink Corp.*                                               18,000
   1,500   Davox Corp.*                                                32,813
   7,100   Digital Microwave Corp.*                                    51,475
   5,400   DSP Communications, Inc.*                                   74,250
   2,400   EchoStar Communications Corp.*                              57,749
   6,400   e. spire Communications, Inc.*                             144,397
   2,424   Gemstar International Group Ltd*                            90,747
   4,600   General Cable Corp.                                        132,825
  10,400   General Communications*                                     63,045
   1,900   Genesys Telecom Labs, Inc.*                                 62,818
   2,100   Geotel Communications Corp.*                                85,575
   8,300   Glenayre Technologies, Inc.*                                89,225
   9,100   ICG Communications, Inc.*                                  271,810
   1,900   IDT Corp.*                                                  57,118
   8,800   InterDigital Communications Corp.*                          47,300
   3,200   IXC Communications, Inc.*                                  155,200
   2,100   Jones Intercable, Inc. - Class A*                           52,500
   3,000   LCC International, Inc.*                                    55,500
   5,675   Level One Communications, Inc.*                            133,363
   2,850   MasTec, Inc.*                                               68,044
   1,700   Metro Networks, Inc.*                                       73,313
   1,300   Metromedia Fiber Network- Class A*                          60,613
     800   Mindspring Enterprises, Inc.*                               82,300
   3,800   MMC Networks, Inc.*                                        121,125
   1,500   Natural Microsystems Corp.*                                 24,000
   3,500   Network Equipment Technologies, Inc.*                       54,905
   3,500   North Pittsburgh Systems, Inc.                              55,780
   4,500   NTL Inc.*                                                  240,750
   5,700   Omnipoint Corp.*                                           130,741
   6,200   P-COM, Inc.*                                                56,767
   1,500   Pacific Gateway Exchange, Inc.*                             60,093
   7,900   PageMart Wireless, Inc.- Class A*                           71,590
   8,100   Picturetel Corp.*                                           74,925
   3,700   Powertel, Inc.*                                             68,450
   6,600   Premiere Technologies, Inc.*                                54,754
   4,800   Premisys Communications*                                   119,400
   4,000   RCN Corp.*                                                  77,500
   7,400   Skytel Communications, Inc.*                               173,204
   1,800   Sportsline USA, Inc.*                                       65,812
   2,500   Star Telecommunications*                                    55,938
   1,400   Superior Telecom, Inc.                                      58,275
   8,500   TCI Satellite Entertainment - Class A*                      49,938
   4,400   Tekelec*                                                   196,900
   5,500   Tel-Save Holdings, Inc.*                                    81,125


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   2,300   Telemundo Group, Inc. - Class A*                      $     97,893
   1,500   TMP Worldwide, Inc.*                                        52,313
   1,200   Transaction Network Services, Inc.*                         25,274
   5,800   U.S. Satellite Broadcasting*                                67,785
   3,600   Vanguard Cellular Systems, Inc.*                            67,950
   3,500   Visual Networks, Inc.*                                     128,188
   2,400   West Teleservices Corp.*                                    29,100
   1,700   Westell Technologies*                                       15,725
  13,200   Western Wireless Corp. - Class A*                          263,168
   5,400   WinStar Communications, Inc.*                              231,860
   2,900   World Access, Inc.*                                         87,000
                                                                 ------------
                                                                    6,563,926
                                                                 ------------
           Television - 0.32%
   2,300   Adelphia Communications - Class A                           85,388
   4,800   Ascent Entertainment Group, Inc.*                           53,400
   1,900   Emmis Broadcasting Corp.*                                   90,843
   2,700   Gaylord Entertainment                                       87,075
   2,600   Hollywood Park, Inc.*                                       32,825
   3,976   Midway Games, Inc.                                          62,125
   3,700   Playboy Enterprises, Inc.*                                  65,675
                                                                 ------------
                                                                      477,331
                                                                 ------------
           Textiles - 0.23%
   3,700   Apogee Enterprises, Inc.                                    56,654
   8,100   Burlington Industries, Inc.*                               113,902
   8,500   Collins & Aikman                                            63,215
   5,150   Guilford Mills, Inc.                                       103,000
                                                                 ------------
                                                                      336,771
                                                                 ------------
           Tobacco - 0.31%
   1,400   Consolidated Cigar Holdings, Inc.*                          17,150
   6,000   DIMON, Inc.                                                 67,500
   3,278   General Cigar Holdings, Inc.*                               32,370
   2,200   Schweitzer-Mauduit International, Inc.                      63,800
   4,700   Universal Corp.*                                           175,663
   2,900   Varlen Corp.*                                              100,050
                                                                 ------------
                                                                      456,533
                                                                 ------------
           Transportation - 2.01%
   4,700   Air Express International Corp.                            125,725
   7,600   AirTran Holdings, Inc.*                                     57,236
   2,700   Alaska Air Group, Inc.*                                    147,317
   8,300   Alexander & Baldwin*                                       241,738
   7,500   America West Holdings Corp.*                               214,215
   4,700   Arvin Industries, Inc.                                     170,666
   4,200   ASA Holdings, Inc.                                         208,425
   2,100   Atlas Air, Inc.*                                            71,005
   2,300   Avondale Industries, Inc.*                                  63,464
   5,500   C.H. Robinson Worldwide, Inc.*                             136,813
   1,700   Circle International Group, Inc.                            47,600
   4,400   Coach USA, Inc.*                                           200,750
   4,200   Consolidated Freightways Corp.*                             58,535
   3,300   Expeditors International of Washington,
            Inc.                                                      145,200




  Shares          Description                                     Value
  ------          -----------                                     -----
   1,500   Florida East Coast                                       $  43,875
   4,800   Fritz Cos, Inc.*                                            64,200
   8,200   Greyhound Lines, Inc.*                                      49,708
   1,600   Interpool, Inc.                                             23,099
   2,862   Kirby Corp.*                                                72,266
   3,600   Kitty Hawk, Inc.*                                           61,200
     660   Marine Transport Corp.*                                      2,681
   3,500   Offshore Logistics, Inc.*                                   62,125
   3,000   OMI Corp.*                                                  24,000
   6,300   Overseas Shipholding Group, Inc.                           128,363
   4,300   Pittston Burlington Group                                   66,917
   5,400   Swift Transportations Co, Inc.*                            106,985
   5,000   Valassis Communications*                                   192,810
   9,400   Wisconsin Central Transportation*                          205,625
                                                                 ------------
                                                                    2,992,543
                                                                 ------------
           Trucking, Shipping - 0.78%
   2,000   AMERCO*                                                     58,874
   3,000   American Freightways Corp.*                                 30,000
   4,600   Arnold Industries, Inc.                                     67,850
   2,250   Heartland Express, Inc.*                                    45,563
   4,500   Hunt (J.B.) Transport Services, Inc.                       160,313
     750   Knight Transportation, Inc.*                                14,344
   1,700   Landstar System, Inc.*                                      59,393
   1,300   MS Carriers*                                                35,263
   3,600   Roadway Express, Inc.                                       67,950
  10,850   Rollins Truck Leasing Corp.                                134,269
   3,500   USFreightways Corp.                                        114,951
   6,363   Werner Enterprises, Inc.                                   121,282
   3,100   Xtra Corp.                                                 187,550
   3,300   Yellow Corp.*                                               61,255
                                                                 ------------
                                                                    1,158,857
                                                                 ------------
           Utilities - 4.31%
   1,000   Aquarion Co.*                                               34,187
   4,000   Atmos Energy Corp.                                         122,000
   1,800   Bay State Gas Co.                                           68,962
   2,650   Black Hills Corp.                                           60,950
   3,200   California Water Service Co.                                80,400
   2,800   Calpine Corp.*                                              56,524
   5,400   Cellnet Data Systems*                                       52,310
   3,900   Central Hudson Gas & Electric Corp.                        178,913
   4,400   Central Maine Power Co.                                     85,800
   1,800   CILCORP, Inc.                                               86,400
       1   Citizens Utilities Co. - Class B                                 8
   4,600   CLECO Corp.                                                136,850
   1,300   Colonial Gas Co.                                            37,213
   2,300   Commonwealth Energy Systems                                 86,825
      75   Conectiv, Inc.                                               1,538
      12   Conectiv, Inc.- Class A                                        435
   2,800   Connecticut Energy Corp.                                    78,050
   4,500   Eastern Enterprises                                        192,938
   2,700   Eastern Utilities Associates                                70,875
   7,500   El Paso Electric Co.*                                       68,903
   2,200   Empire District Electric Co.                                45,925


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Schedule of Portfolio Investments June 30, 1998 (unaudited)
--------------------------------------------------------------------------------


  Shares          Description                                     Value
  ------          -----------                                     -----
   3,400   Energen Corp.                                             $ 68,425
   2,400   E'town Corp.                                                90,000
   6,400   Hawaiian Electric Industries                               253,997
   5,000   Idaho Power*                                               178,125
   2,600   Indiana Energy, Inc.                                        77,675
   2,000   International Telecommunications
            Data Systems*                                              58,000
      97   Interstate Energy Corp.                                      3,152
   4,600   ITC Deltacom, Inc.*                                        196,576
   2,400   Laclede Gas Co.                                             58,800
   3,600   Madison Gas & Electric Co.                                  82,350
   6,700   Minnesota Power & Light Co.                                266,325
  10,100   Nevada Power Co.                                           260,075
   2,400   New Jersey Resources Corp.                                  84,649
   4,600   Northwestern Corp.                                         115,000
   3,300   Northwest Natural Gas Co.                                   92,294
     400   NUI Corp.                                                   10,175
   6,000   ONEOK, Inc.                                                239,250
   1,700   Orange & Rockland Utilities, Inc.                           91,268
   1,600   Otter Tail Power Co.                                        59,299
   2,800   Pennsylvania Enterprises, Inc.                              75,424
   4,700   Peoples Energy*                                            181,538
   3,133   Philadelphia Suburban Co.                                   68,534
   6,200   Piedmont Natural Gas Co., Inc.                             208,475
   5,600   Public Service Company of New
            Mexico                                                    127,047
   2,800   Public Service Company of North
            Carolina, Inc.                                             60,900
   7,900   Rochester Gas & Electric Corp.                             252,302
   4,000   Sierra Pacific Resources                                   145,248
   3,150   SIGCORP, Inc.                                              100,995
   1,000   South Jersey Industries, Inc.                               27,625
   3,300   Southwestern Energy Co.                                     30,317
   3,700   Southwest Gas Corp.                                         90,417
   1,900   TNP Enterprises, Inc.                                       58,663
   5,300   UGI Corp.                                                  131,838
   4,400   Unisource Energy Corp.*                                     69,300
   1,900   United Illuminating Co.                                     96,188
   3,600   United Water Resources, Inc.                                64,800





  Shares          Description                                     Value
  ------          -----------                                     -----
   5,900   Washington Gas Light Co.                                 $ 157,825
  11,300   Washington Water Power Co.                                 253,538
   5,000   Wicor, Inc.                                                115,625
   5,500   WPS Resources Corp.                                        180,466
   2,400   Yankee Energy System, Inc.                                  59,100
   2,500   Zonagen, Inc.*                                              54,844
                                                                 ------------
                                                                    6,442,450
                                                                 ------------
           Wholesale Distributor - 0.35%
   4,100   Anicom, Inc.*                                               60,988
   1,200   Barnett, Inc.*                                              24,300
   7,000   Brightpoint, Inc.*                                         101,500
   5,300   Metals USA, Inc.*                                           91,425
   1,500   Reliance Steel & Aluminum Co.                               57,938
       5   U.S. Foodservice*                                              175
   9,300   Unisource Worldwide, Inc.*                                 100,552
   3,300   VWR Scientific Products Corp.*                              81,263
                                                                 ------------
                                                                      518,141
                                                                 ------------

Total Common Stock (Cost $140,767,489)                            146,952,024
                                                                 ------------

           SHORT TERM INSTRUMENTS - 16.55%
           Mutual Fund - 16.48%
24,610,825 BT Institutional Cash Management Fund                   24,610,825
                                                                 ------------

Principal
 Amount
---------
           U.S. Treasury Bill - 0.07%
$105,000   5.005% 10/1/98                                             103,783
                                                                 ------------

Total Short Term Securities (Cost $24,714,608)                     24,714,608
                                                                 ------------

Total Investments (Cost $165,482,097)                 114.99%    $171,666,632
Liabilities in Excess of Other Assets                 (14.99)%    (22,380,000)
                                                     --------    ------------
Net Assets                                            100.00%    $149,286,632
                                                     ========    ============

-------------
*Non-income producing security.

              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statement of Assets and Liabilities June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Value (Cost of $165,482,097)                                                  $   171,666,632
   Dividends and Interest Receivable                                                                      77,957
   Cash                                                                                                  151,247
   Other Receivables                                                                                  16,683,211
                                                                                                 ---------------
Total Assets                                                                                         188,579,047
                                                                                                 ---------------
Liabilities
   Payable for Securities Purchased                                                                   39,273,923
   Accrued Expenses and Other                                                                             18,492
                                                                                                 ---------------
Total Liabilities                                                                                     39,292,415
                                                                                                 ---------------
Net Assets                                                                                       $   149,286,632
                                                                                                 ===============
Composition of Net Assets
   Paid-in capital                                                                               $   142,955,447
   Net Unrealized Appreciation on Investments and Futures Contracts                                    6,331,185
                                                                                                 ---------------
Net Assets                                                                                       $   149,286,632
                                                                                                 ===============


--------------------------------------------------------------------------------

Statement of Operations For the six months ended June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends                                                                                     $       520,735
   Interest                                                                                              119,209
                                                                                                 ---------------
Total Investment Income                                                                                  639,944
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                          64,104
   Administration and Service Fees                                                                        21,368
   Professional Fees                                                                                      11,779
   Trustees Fees                                                                                           1,000
   Miscellaneous                                                                                             418
                                                                                                 ---------------
   Total Expenses                                                                                         98,669
   Less:  Expenses Absorbed by Bankers Trust                                                             (55,933)
                                                                                                 ---------------
      Net Expenses                                                                                        42,736
                                                                                                 ---------------
Net Investment Income                                                                                    597,208
                                                                                                 ---------------
Realized and Unrealized Gain on Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                                                      9,425,176
   Net Realized Gain from Futures Transactions                                                           252,714
   Net Change in Unrealized Appreciation/Depreciation on Investments                                  (4,743,082)
   Net Change in Unrealized Appreciation/Depreciation on Futures Contracts                               146,650
                                                                                                 ---------------
Net Realized and Unrealized Gain on Investments and Futures Contracts                                  5,081,458
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     5,678,666
                                                                                                 ===============


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the             For the
                                                                             six months ended        year ended
                                                                              June 30, 1998(1)    December 31, 1997
                                                                             -----------------    -----------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                     $      597,208      $     1,240,486
   Net Realized Gain from Investments and Futures Transactions                    9,677,890            8,651,921
   Net Change in Unrealized Appreciation/Depreciation on Investment and
        Futures Contracts                                                        (4,596,432)             774,363
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                        5,678,666           17,596,770
Capital Transactions
   Proceeds from Capital Invested                                               100,025,439           48,304,725
   Value of Capital Withdrawn                                                   (25,825,072)         (78,578,237)
                                                                             --------------      ---------------
Net Increase (Decrease) in Net Assets from Capital Transactions                  74,200,367          (30,273,512)
                                                                             --------------      ---------------
Total Increase (Decrease) in Net Assets                                          79,879,033          (12,676,742)
                                                                             --------------      ---------------
Net Assets
Beginning of Period                                                              69,407,599           82,084,341
                                                                             --------------      ---------------
End of Period                                                                $  149,286,632      $    69,407,599
                                                                             ==============      ===============

--------------
(1) Unaudited



--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Small Cap Index Portfolio.

                                                    For the six         For the        For the period July 1, 1996
                                                   months ended        year ended     (Commencement of Operations)
                                                  June 30, 1998(1)  December 31, 1997     to December 31, 1996
                                                  ----------------  ----------------- -----------------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)               $149,287            $69,408              $82,084
Ratios to Average Net Assets:
   Net Investment Income                                  1.39%(2)            1.51%                1.70%(2)
   Expenses                                               0.10%(2)            0.10%                0.20%(2)
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust           0.13%(2)            0.13%                0.12%(2)
Portfolio Turnover Rate                                     49%                 88%                  16%

--------------
(1) Unaudited
(2) Annualized.


              See Notes to Financial Statements on Pages 32 and 33

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and commenced operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such times as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

F. FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

H. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Amount owed under the Administration and Services Agreement amounted to $3,228.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. At June 30, 1998, amounts owed under the Advisory Agreement amounted to $4,068, net of waived expenses of $19,653.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10% of the average daily net assets of the Portfolio. For the six-month period ended June 30, 1998, expenses of the Portfolio have been reduced by $55,933.

Certain officers of the Portfolio are also directors, officers, and employees of Edgewood Services, Inc. the distributor of the BT Advisor Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio. For the six-month period

--------------------------------------------------------------------------------
Small Cap Index Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

ended June 30, 1998, the Portfolio paid brokerage commissions of $62,480.

Effective August 11, 1998, ICC Distributors, Inc. will replace Edgewood as distributor of the Trust.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended June 30, 1998, were $119,116,115 and $43,987,494, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1998 was $165,672,352. The aggregate gross unrealized appreciation was $10,708,097, and the aggregate gross unrealized depreciation was $4,713,817 for all investments as of June 30, 1998.

At June 30, 1998, the Portfolio had a payable for securities purchased of $39,273,923.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1998 amounted to $112,342 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended June 30, 1998.

NOTE 4--IN-KINDTRANSACTION

On June 30, 1998, a shareholder of the Small Cap Index Fund--Institutional Class contributed $48,401,529 in securities in exchange for 4,172,546 fund shares. The contribution was treated as an in-kind transfer and accounted for approximately.

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


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


BT ADVISOR FUNDS
SMALL CAP INDEX FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland,ME04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019


                                ---------------
           For information on how to invest, shareholder account
           information and current price and yield information,
           please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                                ---------------




                     Small Cap Index Fund - Institutional Class Cusip #05576L882
                           Small Cap Index Fund - Advisor Class Cusip #05576L858
                                                                STA513100 (6/98)